As filed with the Securities and Exchange Commission on October 5, 2007
Securities Act File No. 333-59745
Investment Company Act File No. 811-08895

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 36	☑
and/or

Registration Statement Under The Investment Company Act Of 1940	☑

Amendment No. 37	☑
(Check appropriate box or boxes)
ING FUNDS TRUST
(Exact Name of Registrant Specified in Charter)
7337 E. Doubletree Ranch Road
Scottsdale, AZ 85258
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr.	With copies to:
ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	Jeffrey S. Puretz, Esq. Dechert, LLP 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☑	on December 5, 2007 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING FUNDS TRUST
(“Registrant”)
CONTENTS OF REGISTRATION STATEMENT
This Registration Statement consists of the following papers and documents:
*	Cover Sheet

*	Contents of Registration Statement

*	Explanatory Note

*	Supplement dated December 5, 2007

*	ING Institutional Prime Money Market Fund’s Class IS Prospectus dated December 5, 2007

*	ING Institutional Prime Money Market Fund’s Class IS Statement of Additional Information dated December 5, 2007

*	Part C

*	Signature Page

Explanatory Note
     This Post-Effective Amendment No. 36 to the Registration Statement (“Amendment”) on Form N-1A for ING Funds Trust (“Registrant”) is being filed under Rule 485(a) under the Securities Act of 1933, as amended, for the purpose of adding a new share class — the Institutional Service Class (“Class IS”) to ING Institutional Prime Money Market Fund, a series of the Registrant.

ING Funds Trust
ING Institutional Prime Money Market Fund (“Fund”)
Supplement dated December 5, 2007 to the Fund’s current Class IS Prospectus dated December 5, 2007
The Prospectus for the Fund is hereby supplemented with the following information relating to “Information Regarding Trading of ING’s U.S. Mutual Funds.”
Information Regarding Trading of ING’s U.S. Mutual Funds
As discussed in earlier supplements, ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Boards that it and its affiliates have cooperated fully with each request.
In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.
Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.
Based on the internal review, Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.
Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.
•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.
Other Regulatory Matters.
The New York Attorney General (the “NYAG”) and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the “NH Bureau”) concerning their administration of the New Hampshire state employees deferred compensation plan.
Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING

2

continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

3

Prospectus

Prospectus

December 5, 2007

Institutional Service Class (“Class IS”)

ING Institutional Prime Money Market Fund

This Prospectus contains important information about investing in Class IS shares of ING Institutional Prime Money Market Fund. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Fund will achieve its investment objective. As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

What’s Inside

Investment

Objective

Principal
Investment
Strategies

Risks

How the
fund has
performed

What you
pay to
invest
These pages contain a description of ING Institutional Prime Money Market Fund (“Fund”), including the Fund’s investment objective, principal investment strategies and risks.
You’ll also find:
How the Fund has performed. A chart that shows the Fund’s financial performance for the past ten years (or since inception, if shorter).
What you pay to invest. A list of the fees and expenses you pay — both directly and indirectly — when you invest in the Fund.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Introduction to the Fund

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal investment strategies and risks associated with the Fund. You should consult the Statement of Additional Information (“SAI”) for a complete list of investment strategies and risks.
If you have any questions about the Fund, please call your investment professional or us at 1-800-992-0180.
This Prospectus is designed to help you make informed decisions about your investments.

The Fund seeks a high level of current income, consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value (“NAV”) per share.
 If you have any questions, please call 1-800-992-0180.
Introduction to the Fund       1

Adviser
ING Investments, LLC
Sub-Adviser
ING Investment Management Co.

ING Institutional Prime Money Market Fund

Investment Objective

The Fund seeks to provide investors with a high level of current income, consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 NAV per share. The Fund’s investment objective is not fundamental and may be changed without a shareholder vote.
Principal Investment Strategies
The Fund will operate as a diversified fund and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks. The Fund may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Fund more conservatively than if it was not rated.
Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.
The Fund will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee-dollar and Euro-dollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Fund may invest more than 25% of its total assets in instruments issued by domestic banks. The Fund may significantly invest in securities issued by financial services companies including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers.
The Fund may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Fund may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.
In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity, as well as adherence to regulatory requirements. The four steps are:

•	First, a formal list of high-quality issuers is actively maintained;

•	Second, securities of issuers on the approved list that meet maturity guidelines and are rated first tier (i.e., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund’s Board of Trustees), are selected for investment;

•	Third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

•	Finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

Risks

The Fund is subject to the risks associated with investing in debt securities.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Credit and Interest Rate — money market funds, like the Fund, are subject to less credit and interest rate risk than other income funds because they invest in short-term debt securities of the highest quality. Nevertheless, the value of the Fund’s investments may fall when interest rates rise and the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.
Prepayment — the Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.
Concentration in Financial Services Sector — the risks of concentrating in investments in the financial services sector include, but are not limited to the following: credit risk, interest rate risk and regulatory risk (the impact of state or federal legislation and regulations). In addition, to the extent that the Fund further concentrates in the banking industry the risks described above may be greater.
Foreign Investing — Euro- and Yankee-dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions that might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks.
Other Investment Companies — The Fund may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder.
Repurchase Agreements — repurchase agreements involve the purchase by the Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.
Mortgage-Related Securities — the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are also sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, the price of the mortgage-related security may fall.
U.S. Government Securities and Obligations — some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including the Government National Mortgage Association (“GNMA”), the Small Business Administration, and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including the Federal Financing Bank, The Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor issued by the U.S. government. These include the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.
A more detailed discussion of the risks associated with investing in the Fund is available in the “More Information About Risks” section.
2      ING Institutional Prime Money Market Fund

ING Institutional Prime Money Market Fund

How the fund has performed
The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund’s investment performance. The bar chart and table below show the Fund’s performance for the first full calendar year of operations. The Fund’s past performance is no guarantee of future results.
Because Class IS shares of the Fund had not commenced operations as of December 31, 2006, the bar chart below provides some indication of investing in the Fund by showing the performance of the Fund’s Institutional Class (“Class I”) shares for the first full calendar year of operations. Class I shares’ performance has been adjusted to reflect the higher expenses of Class IS shares.
Year-by-Year Total Return (%)(1)
(For the period ended December 31)
Best and worst quarterly performance during this period:
 Best: 4th quarter 2006:        %
Worst: 1st quarter 2006:        %
The Fund’s year-to-date total return as of June 30, 2007:
       %
The following performance table discloses the Fund’s average annual total returns. Class I shares’ performance has been adjusted to reflect the higher expenses of Class IS shares.
Average Annual Total Return(1)
(For the period ended December 31, 2006)

		5 Years
		(or Life of
	1 Year	Class)	10 Years
Class I Return (adjusted)%	(1)		N/A

(1)	Class I shares commenced operations on July 29, 2005. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar returns as the Class IS shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class IS and Class I shares have different expenses.
For the Fund’s current seven-day yield and current seven-day effective yield, call the Fund at (800) 992-0180.
 If you have any questions, please call 1-800-992-0180.
ING Institutional Prime Money Market Fund       3

What You Pay to Invest

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The table that follows shows the fees and the estimated operating expenses for Class IS shares of the Fund. These expenses are based on the expenses paid by the Fund in the fiscal year ended March 31, 2007. Actual expenses paid by the Fund may vary from year to year.
The Fund does not impose any loads, commissions, fees or other charges upon redemption of shares of the Fund.
Fees You Pay Directly

Class IS

Maximum sales charge on your investment (as a % of offering price)	none
Maximum deferred sales charge (as a % of purchase or sales price, whichever is less)	none
Operating Expenses Paid Each Year by the Fund(1)
(as a % of average net assets)
Class IS

Distribution
			and			Total
			Service		Acquired Fund	Fund	Waivers,	Net Fund
		Management	(12b-1)	Other	Fees and	Operating	Reimbursements	Operating
Fund		Fee	Fee	Expenses	Expenses(2)	Expenses	and Recoupment(3)	Expenses

ING Institutional Prime Money Market	%	0.08	0.10	0.08	—	0.26	(0.06)	0.20

(1)	This table shows the estimated operating expenses for Class IS shares of the Fund as a ratio of expenses to average daily net assets. Because Class IS shares had not commenced operations as of the date of this Prospectus, these estimated expenses are based on the Fund’s actual operating expenses for Class I shares for its most recently completed fiscal year as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, has agreed.

(2)	The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Funds directly. These fees and expenses include each Fund’s pro rata share of the cumulative expenses charged by the Acquired Funds in which the Funds invest. The fees and expenses will vary based on the Fund’s allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in “Net Fund Operating Expenses.”

(3)	ING Investments, LLC, the investment adviser to the Fund, has entered into a written expense limitation agreement with the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The expense limit will continue through at least August 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. For more information on the expense limitation agreement, please see the Statement of Additional Information.
Example
The Example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invested $10,000, that you reinvested all your dividends, that the Fund earned an average annual return of 5%, and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate — actual expenses and performance may vary.
Class IS

Fund		1 Year	3 Years	5 Years	10 Years

ING Institutional Prime Money Market(1)	$

(1)	The Example reflects the contractual expense limitation agreement/waiver for the one-year period and the first year of the three- and five-year periods.
4      What You Pay to Invest

How to Purchase Shares
Shareholder Guide

ING Purchase Options
You may select from two classes of shares. This Prospectus offers Class IS shares. The Fund also offers Class I shares. Class I shares are not offered in this Prospectus.
Purchase of Shares
The minimum initial investment for the Fund is $10,000,000. The Fund is designed for institutional investors such as (i) corporations, pension and profit sharing plans, and foundations; (ii) certain wrap programs offered by broker-dealers and financial institutions; (iii) retirement plans affiliated with ING Groep N.V. (“ING Groep”) (NYSE: ING); and (iv) ING Groep and its affiliates for purposes of corporate cash management, although any investor meeting the minimum initial investment requirement may be eligible; and (v) certain accredited investors as defined under the Securities Act of 1933.
A purchase order will be executed on the business day it is received only if (i) the account is established with the Fund; (ii) the purchase order is received by [4:30 p.m. Eastern time]; and (iii) payment is received by the transfer agent by the close of the Federal Reserve wire transfer system (typically, 6:00 p.m. Eastern time). The Fund will notify you if your payment or purchase order was not received by the deadline.
Make your investment using the methods outlined in the table on the right.
The Fund and ING Funds Distributor, LLC (“Distributor”) reserve the right to reject any purchase order. Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. The Fund and the Distributor reserve the right to waive minimum investment amounts. The Fund and Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $10,000,000.
Customer Identification
To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
What this means for you: The Fund, the Distributor, or a third-party selling you the Fund must obtain the following information for each person that opens an account:

•	Name;

•	Date of birth (for individuals);

•	Physical residential address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.
You may also be asked to show your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.
Federal law prohibits the Fund, the Distributor and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They also may be required to close your account if they are unable to verify your identity within a reasonable time.

	Initial	Additional
Method	Investment	Investment
By Contacting Your Investment Professional	An investment professional with an authorized firm can help you establish and maintain your account.	Visit or consult an investment professional.

By Mail	Visit or consult an investment professional. Make your check payable to the ING Funds and mail it, along with a completed Account Application to:

ING Funds
P.O. Box 219368
Kansas City, MO
64121-9368

	Please indicate your investment professional on the New Account Application.	Fill out the Account Additions form included on the bottom of your account statement along with your check payable to the ING Funds and mail them to the address on the account statement. Remember to write your account number on the check.
By Wire	Complete an Account application and mail to the address indicated above.

Call the ING Operations Department at (866) ING-MMKT or (866) 464-6658 to obtain an account number.

Instruct your bank to wire funds to the Fund in the care of:

Bank of New York
ABA #021000018
DDA: 8900588489
New York City, NY
credit to: ING Institutional Prime Money Market Fund; for further credit to: Shareholder A/C #

(A/C # you received over the telephone) Shareholder Name:

	(Your Name Here)	Wire the funds in the same manner described under “Initial Investment.”
 If you have any questions, please call 1-800-992-0180.
Shareholder Guide       5

Shareholder Guide	How to Purchase Shares

Frequent Trading — Market Timing
Because the Fund is organized and operated pursuant to Rule 2a-7 under the 1940 Act as a “money market” fund, frequent purchases and redemptions of Fund shares present a minimal risk to other shareholders of the Fund.
Nevertheless, the Fund’s Board of Trustees (“Board”) has adopted policies and procedures designed to deter frequent, short-term trading in shares of the open-end mutual funds in the ING Complex of Funds (“ING Funds”). Consistent with this policy, the ING Funds monitor trading activity. The ING Funds are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the ING Funds. The ING Funds reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder’s or retirement plan participant’s intermediary, that are determined not to be in the best interest of the ING Funds, including instances in which the ING Institutional Prime Money Market Fund is used as an intermediary “stop” between transactions in other ING Funds.
Shareholders may invest in the ING Funds through omnibus account arrangements with financial intermediaries. Such intermediaries include broker-dealers, banks, investment advisers, record-keepers, retirement plans, variable insurance products, trusts, and fee-based program accounts. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The ability of the ING Funds to monitor exchanges made by the underlying shareholders in omnibus accounts maintained by financial intermediaries therefore is severely limited. Consequently, the ING Funds must rely on the financial intermediary to monitor frequent, short-term trading within the ING Funds by the financial intermediary’s customers. The ING Funds seek assurances from the financial intermediary that it has procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the ING Funds will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity. The ING Funds seek to implement the policies and procedures described above through instructions to the ING Funds’ administrator, ING Funds Services, LLC.
Shareholder Service Fees
To pay for the cost of servicing your shareholder account, the Fund has adopted a Rule 12b-1 plan, for Class IS shares, which requires shareholder service fees to be paid out of the assets of the class. The Fund pays a service fee at an annual rate of 0.10% of the average daily net assets of the Class IS shares of the Fund. Because the fees are paid on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
How We Compensate Intermediaries for Selling ING Mutual Funds
ING mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each ING mutual fund also has an investment adviser (“Adviser”) which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively “ING”) may compensate an intermediary for selling ING mutual funds.
Only persons licensed with the National Association of Securities Dealers (“NASD”) as a registered representative (often referred to as a broker or financial advisor) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.
The Fund’s Adviser or the Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund, including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.
The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions, including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity’s customer assets invested in ING mutual funds; or (2) a percentage of that entity’s gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer’s satisfaction of the required conditions, be periodic and may be up to (1) 0.30% per annum of the value of the Fund’s shares held by the broker-dealer’s customers or (2) 0.20% of the value of the Fund’s shares sold by the broker-dealer during a particular period. In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $20 for that sale.
6      Shareholder Guide

How to Purchase Shares	Shareholder Guide

The Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds, including affiliated companies. This may take the form of cash incentives and non-cash compensation, and may include but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by that broker-dealer for their customers. Sub-Advisers of the fund may contribute to non-cash compensation arrangements.
Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business, and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.
The top 25 firms we paid to sell our mutual funds, as of the end of the last calendar year are: A.G. Edwards & Sons, Inc.; Bear Stearns Securities Corp.; Charles Schwab & Co.; Citigroup Global Markets; Directed Services, LLC; Financial Network Investment; First Clearing, LLC; H&R Block Financial Advisors; ING DIRECT Securities, Inc.; ING Financial Advisors; ING Life Insurance & Annuity Co.; Linsco Private Ledger Financial; Merrill Lynch; MS & Co. (Morgan Stanley); Multi Financial Securities; National Financial Services Corp.; Oppenheimer & Co.; Pershing, LLC; Prudential Investment Management Services; Primevest Financial Services, Inc.; Raymond James Financial Services; RBC Dain Rauscher, Inc.; UBS Financial Services, Inc.; Wachovia Securities; and Wells Fargo Investments.
Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.
Retirement Plans
The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. It also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company (“SSB”) acts as the custodian under these plans. For further information, contact the Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.
 If you have any questions, please call 1-800-992-0180.
Shareholder Guide       7

Shareholder Guide	How to Redeem Shares

You may redeem shares by the methods outlined in the table on the right.
Under unusual circumstances, the Fund may suspend the right of redemption as allowed by Federal securities laws.
Payments
Normally, payment for shares redeemed will be made available the same business day by wire, provided your redemption request is received in good order by [4:30 p.m. Eastern time.] Otherwise, your redemption proceeds will be paid on the next business day. The Fund reserves the right to postpone the payment of any redemption for up to seven business days after acceptance of the redemption order and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.
The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1.00% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

Method	Procedures
By Contacting Your Investment Professional	You may redeem shares by contacting your investment professional. Investment professionals may charge for their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail	Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

ING Funds P.O. Box 219368 Kansas City, MO 64121-9368

If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone — Expedited Redemption	You may redeem shares by telephone on all accounts other than retirement accounts, unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call a Shareholder Services Representative at (800) 992-0180.

Receiving Proceeds By Check:

You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with the ING Funds for at least 30 days.

Receiving Proceeds By Wire:

You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. Under normal circumstances, proceeds will be transmitted to your bank on the business day we receive your instruction, provided redemptions may be made and are received in good order prior to [4:30 p.m. Eastern time.] In the event that share certificates have been issued, you may not request a wire redemption by telephone.
8      Shareholder Guide

Transaction Policies	Shareholder Guide

Net Asset Value
The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund’s NAV can be maintained at $1.00 per share. To the extent the Fund invests in other registered investment companies the Fund’s NAV is calculated based on the current NAV of the registered investment company in which the Fund invests.
The NAV per share for the Fund is determined each business day usually as of [4:30 p.m. Eastern time.] On any business day when the Bond Market Association (“BMA”) recommends that the securities markets close early, the Fund reserves the right to close at or prior to the BMA recommended closing time. If the Fund does so, it may cease granting same business day credits of purchase and redemption orders received after the Fund’s closing time and credit will be granted on the next business day. The Fund is open for business every day the Federal Reserve Bank of New York and the New York Stock Exchange (“NYSE”) is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of the Fund is calculated by taking the value of the Fund’s assets attributable, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding.
Price of Shares
When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.
Execution of Requests
Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under “How to Purchase Shares” have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If an order or payment by wire is received after the Fund’s closing time, the shares may not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before the Fund’s closing time and promptly transmit the order to the Transfer Agent or the Distributor.
You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.
Telephone Orders
The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.
Small Accounts
Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days’ prior written notice to redeem, at NAV, the shares of any shareholder whose account has a total value that is less than the Fund minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to at least the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.
Account Access
Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.
Privacy Policy
The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.inginvestment.com, or see the privacy promise that accompanies this Prospectus.
Householding
To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 992-0180 or speak to your
 If you have any questions, please call 1-800-992-0180.
Shareholder Guide       9

Shareholder Guide	Transaction Policies

investment professional. We will begin sending you individual copies thirty days after receiving your request.
Portfolio Holdings Disclosure Policy
A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI. The Fund posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Fund will post the quarter ending June 30 holdings on August 1.) The Fund’s portfolio holdings schedule will, at a minimum, remain available on the Fund’s website until the Fund files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund’s website is located at www.inginvestment.com.
10      Shareholder Guide

Adviser and Sub-Adviser
Management of the Fund

ADVISER
ING Investments, LLC (“ING Investments” or “Adviser”), an Arizona limited liability company, serves as the investment adviser to the Fund. ING Investments has overall responsibility for management of the Fund. ING Investments provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.
ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.
As of September 30, 2007, ING Investments managed approximately $[         ] billion in assets.
The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.
ING Investments receives a monthly fee for its services based on the average daily net assets of the Fund.
The following table shows the aggregate annual management fee paid by the Fund for the current fiscal year as a percentage of the Fund’s average daily net assets:

Fund	Management Fee
ING Institutional Prime Money Market Fund	0.08%
For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Fund’s annual shareholder report dated March 31, 2007.
SUB-ADVISER
ING Investments has engaged a sub-adviser to provide the day-to-day management of the Fund’s portfolio. The sub-adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Fund’s Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.
ING Investments acts as a “manager-of-managers” for the Fund. ING Investments delegates to the sub-adviser of the Fund the responsibility for investment management, subject to ING Investment’s oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Fund. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Fund’s Board. The Fund and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Fund’s Board, to appoint an additional non-affiliated sub-adviser or replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Fund’s shareholders. The Fund will notify shareholders of any change in the identity of a sub-adviser of the Fund. In this event, the name of the Fund and its investment strategies may also change.
ING Investment Management Co.
ING Investment Management Co. (“ING IM” or “Sub-Adviser”), a Connecticut corporation, serves as the Sub-Adviser to the Fund. ING IM is responsible for managing the assets of the Fund in accordance with the Fund’s investment objective and policies, subject to oversight by ING Investments and the Fund’s Board.
Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep, and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.
As of September 30, 2007, ING IM managed approximately $[         ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.
The following individual is responsible for the day-to-day management of the Fund:
David S. Yealy has managed the Fund since 2005. Mr. Yealy, Senior Portfolio Manager, joined ING IM in November 2004 and has over 19 years of investment experience. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management, where he was employed since 1991.
Additional Information Regarding the Portfolio Manager
The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.
Performance of Similar Money Market Accounts Managed by ING IM
The tables below are designed to show you how a composite of similar money market accounts managed by ING IM performed over various periods in the past.
 If you have any questions, please call 1-800-992-0180.
Management of the Fund       11

Management of the Fund	Adviser and Sub-Adviser

The ING IM Cash Management Composite (“ING IM Composite”) is a composite of the performance of all actual, fee-paying and non-fee paying, fully discretionary money market accounts under management by ING IM for at least one month beginning September 1, 1996, having investment objectives, policies, strategies and restrictions that are substantially similar to those of the Fund.
The table below shows the average annual total returns for the ING IM Composite compared with the iMoneyNet First Tier Institutional Index for the one-, three-, five-year, and since inception periods ending [June 30, 2007] and on an annual basis as of December 31, of prior years. The returns of the ING IM Composite reflect deductions of [0.26%] and assume all dividends and distributions have been reinvested. The returns of the iMoneyNet First Tier Institutional Index assume all dividends and distributions have been reinvested. This information is designed to demonstrate the historical track record of ING IM. It does not indicate how the Fund has performed or will perform in the future. Past performance is not a guarantee of future results.
Average Annual Total Returns
(As of [June 30, 2007])

		iMoneyNet
		First Tier
	ING IM	Institutional
	Composite (%)	Index(1) (%)
One Year	5.36%	5.11%
Three Years	3.88%	3.63%
Five Years	2.82%	2.55%
Since Inception (09/01/96)*	4.04%	3.78%

*	Index return is for the period beginning September 1, 1996.
Average Total Returns
(As of December 31 of each year)

		iMoneyNet
		First Tier
	ING IM	Institutional
	Composite (%)	Index(1) (%)
2006	5.03%	4.79%
2005	3.17%	2.92%
2004	1.29%	1.03%
2003	1.11%	0.84%
2002	1.82%	1.49%
2001	4.31%	3.91%
2000	6.47%	6.15%
1999	5.16%	4.94%
1998	5.49%	5.33%
1997	5.55%	5.39%

(1)	The iMoneyNet First Tier Institutional Index is an unmanaged index that includes the most broadly based money market funds. It includes the reinvestment of dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing.
The performance reflected in the composite may be calculated differently than the method used for calculating Fund performance pursuant to SEC guidelines.
The net annual returns for the ING IM Composite were calculated on a time-weighted and asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of ING IM.
12      Management of the Fund

More Information About Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain types of securities in which the Fund may invest and certain investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.
Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund may invest in these types of securities or use these techniques as part of the Fund’s principal investment strategies. However, the Adviser or Sub-Adviser may also use these investment techniques or make investments in securities that are not part of the Fund’s principal investment strategies.
OTHER RISKS
Borrowing. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.
Interests in Loans. Participation interests or assignments are secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund’s investment. Many loans are relatively illiquid, and may be difficult to value.
Lending Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.
Management. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, Sub-Adviser and the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
Restricted and Illiquid Securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.
Reverse Repurchase Agreements and Dollar Rolls. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed-upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, the Fund’s NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund’s yield; however, such transactions also increase the Fund’s risk to capital and may result in a shareholder’s loss of principal.
Temporary Defensive Strategies. When the Adviser or Sub-Adviser to the Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it may not achieve its investment objective.
Percentage and Rating Limitations. Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.
 If you have any questions, please call 1-800-992-0180.
More Information About Risks       13

Dividends, Distributions and Taxes

Dividends and Distributions
The Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions. Dividends are normally expected to consist of ordinary income. The Fund declares dividends daily.
The Fund declares dividends daily and pays dividends if any, monthly. The Fund distributes capital gains, if any, annually.
To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution usually in December.
Dividend Reinvestment
Unless you instruct the Fund to pay dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund.
Taxes
The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.
The Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains, regardless of whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. The Fund does not expect to distribute any long-term gains. Most dividends from the Fund are attributable to interest and, therefore, do not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.
You will receive an annual statement summarizing your dividend and any capital gains distributions.
If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.
Provided the Fund maintains, as is anticipated, a stable $1.00 per share NAV, an exchange or redemption of Fund shares generally will not result in a taxable gain or loss.
As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.
Please see the SAI for further information regarding tax matters.
14      Dividends, Distributions and Taxes

Financial Highlights

The financial highlights table on the following page is intended to help you understand the Fund’s Class I shares financial performance for the past five years, or if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns in the table represents the rate that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). A report of the Fund’s independent registered public accounting firm, along with the Fund’s financial statements, is included in the Fund’s shareholder annual report, which is incorporated by reference into the SAI and is available upon request.
Because Class IS shares had not commenced operations as of the date of this Prospectus, financial highlights are not available.
 If you have any questions, please call 1-800-992-0180.
Financial Highlights       15

ING Institutional Prime Money Market	Financial Highlights

The information in the table below has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Class I

		Six Months
		Ended		July 29,
		September 30,	Year Ended	2005(1) to
		2007	March 31,	March 31,
		(Unaudited)	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$		1.00	1.00
Income from investment operations:
Net investment income	$		0.05	0.03
Total from investment operations	$		0.05	0.03
Less distributions from:
Net investment income	$		0.05	0.03
Total distributions	$		0.05	0.03
Net asset value, end of period	$		1.00	1.00
Total Return(2)%			5.25	2.70
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		724,330	179,659
Ratios to average net assets:
Gross expenses prior to expense reimbursement/ recoupment(3)%			0.16	0.19
Net expenses after expense reimbursement/ recoupment (3)(4)%			0.16	0.17
Net investment income after expense reimbursement/recoupment(3)(4)%			5.17	4.14

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
16      ING Institutional Prime Money Market

WHERE TO GO FOR MORE INFORMATION
You’ll find more information about the Fund in our:
ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS
In the Fund’s annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Fund’s performance during its last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in annual shareholder report only).
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
The SAI contains more detailed information about the Fund. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.
Please write, call or visit the Fund’s website for a free copy of the current annual/ semi-annual shareholder reports, the SAI or other Fund information.
To make shareholder inquiries contact:
The ING Funds
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034
1-800-992-0180
Or visit the Fund’s website at www.inginvestment.com
This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information regarding the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:
U.S. Securities and Exchange Commission
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549
or at the e-mail address: publicinfo@sec.gov
Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.
When contacting the SEC, you will want to refer to the Fund’s SEC file number. The file number is as follows:
ING Funds Trust                              811-8895

ING Institutional Prime Money Market Fund

PRPRO-UFIIPMMF (1207-120507)

STATEMENT OF ADDITIONAL INFORMATION
December 5, 2007
ING FUNDS TRUST
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
(800) 992-0180
ING Institutional Prime Money Market Fund
Class IS Shares
     This Statement of Additional Information (“SAI”) relates to ING Institutional Prime Money Market Fund (“Institutional Prime Money Market Fund” or “Fund”), a series of ING Funds Trust (“Trust”). The prospectus (“Prospectus”) for the Class IS shares of the Fund, dated December 5, 2007 which provides the basic information you should know before investing in the Fund, may be obtained without charge from the Fund or the Fund’s principal underwriter, ING Funds Distributor, LLC (“ING Funds Distributor” or “Distributor”), at the address listed above. This SAI is not a prospectus, but is incorporated therein by reference, and should be read in conjunction with the Prospectus dated December 5, 2007, which has been filed with the U.S. Securities and Exchange Commission (“SEC”). Capitalized terms not defined in this SAI are used as defined terms in the Prospectus.
     The information in this SAI expands on the information contained in the Prospectus and any supplements thereto. The Fund’s financial statement and the independent registered public accounting firm’s report thereon, included in the Fund’s annual shareholder report dated March 31, 2007, and semi-annual shareholder report dated September 30, 2007, is incorporated herein by reference. Copies of the Fund’s Prospectus and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Fund at the address and phone number written above. Terms used in this SAI have the same meaning as in the Prospectus and some additional terms are defined particularly for this SAI.

HISTORY OF ING FUNDS TRUST
     The Trust is a Delaware statutory trust registered as an open-end management investment company. The Trust was organized on August 6, 1998, and was established under a Trust Instrument dated, July 30, 1998. On February 28, 2001, the name of the Trust changed to “Pilgrim Funds Trust.” On March 1, 2002, the name of the Trust changed from “Pilgrim Funds Trust” to “ING Funds Trust.” The Trust currently consists of six separate diversified series, one of which, the Fund, is discussed in this SAI. The Fund was organized as a separate series of the Trust on July 29, 2005.
     Effective [ ], the existing shares of the Fund were designated Institutional Class (“Class I”) shares and a new share class, Institutional Service Class (“Class IS”) shares were created,
     For information regarding ING Classic Money Market Fund, ING GNMA Income Fund, ING High Yield Bond Fund, ING Intermediate Bond Fund, ING National Tax-Exempt Bond Fund and Class I shares of the Fund, please refer to their respective prospectuses and SAI dated July 31, 2007.
SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS
Diversification
     The Fund is “diversified” within the meaning of the Investment Company Act of 1940, as amended (“1940 Act”). In order to qualify as diversified, the Fund must diversify its holdings so that at all times at least 100% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5.00% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer).
Investments, Investment Strategy and Risks
     The table on the following pages identifies various securities and investment techniques used by the adviser or the sub-adviser in managing the Fund described in this SAI. The table has been marked to indicate those securities and investment techniques that the adviser and the sub-adviser may use to manage the Fund. The Fund may use any or all of these techniques at any one time, and the fact that the Fund may use a technique does not mean that the technique will be used. The Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Fund’s investment objective, policies and restrictions described in the Fund’s Prospectus and/or this SAI, as well as federal securities laws. There can be no assurance that the Fund will achieve its investment objective. The Fund’s investment objective, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Fund utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Fund’s Prospectus. Where a particular type of security or investment technique is not discussed in the

Fund’s Prospectus, that security or investment technique is not a principal investment strategy and the Fund will not invest more than 5% of the Fund’s assets in such security or technique. See the Fund’s Fundamental Investment Restrictions for further information.

Asset Classes/ Investment Techniques	Institutional Prime Money Market Fund
Foreign Investments
Eurodollar/Yankee Dollar Instruments [1]	X
Foreign and Emerging Market Securities [1]	X

Foreign Bank Obligations	X
Foreign Mortgage Related Securities [1]	X
International Debt Securities	X
Sovereign Debt Securities	X
Supranational Agencies	X
Fixed-Income Securities
ARMS	X
Corporate Debt Securities	X
Floating or Variable Rate Instruments [2]	X
GICs [2]	X
GNMA Certificates	X
Government Trust Certificates	X
High-Yield Securities
Mortgage Related Securities	X
Municipal Securities	X
Municipal Lease Obligations	X
Short-Term Investments	X
Savings Association Obligations	X
Tax Exempt Ind Dev Bonds & Pollution Control Bonds	X
United States Government Securities	X
Other Investments
Asset-Backed Securities (non-mortgage)	X
Banking Industry Obligations [3]	X
Credit Linked Notes	X
Foreign Currency Futures and Related Options	X
Other Investment Companies [4]	X
Private Funds	X
Restricted and Illiquid Securities [2]	X
TBA Sale Commitments	X
Zero-Coupon and Pay-In-Kind	X
Investment Techniques
Borrowing [5]	X

Asset Classes/ Investment Techniques	Institutional Prime Money Market Fund
Lending of Portfolio Securities [6]	X
Repurchase Agreements [2]	X
Reverse Repurchase Agreements and Dollar Rolls [6]	X
Temporary Defensive & Short-Term Positions	X
When-Issued Securities and Delayed- Delivery Transactions	X

[1]	These investments must be dollar-denominated and meet the credit quality standards under Rule 2a-7.

[2]	This investment is subjected to the Fund’s limitation on investment in illiquid securities. The Fund may not invest more than 10% of its net assets in illiquid securities, measured at the time of investment.

[3]	The Fund may invest in domestic bank obligations and foreign bank obligations that are limited to U.S. dollar-denominated obligations of foreign banks that are of an investment quality comparable to the obligations of U.S. banks. Investments in fixed time deposits subject to withdrawal penalties and maturing in more than 7 days may not exceed 10% of the value of the net assets of the Fund.

[4]	Subject to the limitations on investment in other investment companies under the 1940 Act.

[5]	The Fund may borrow from banks up to 33 1/3% of total assets for temporary or emergency purposes.

[6]	Up to 33 1/3% of total assets.

FOREIGN SECURITIES
Eurodollar and Yankee Dollar Instruments
     Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See “Foreign and Emerging Market Securities.”
Foreign and Emerging Market Securities
     Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.
     As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.
     Although the Fund will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the adviser or sub-adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Fund on these investments. However, these foreign withholding taxes are not expected to have a significant impact on the Fund, since the Fund’s investment objective is to seek long-term capital appreciation and any income earned by the Fund should be considered incidental. The risks of investing in foreign securities may be intensified for investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more-developed nations of the world, reflecting the greater uncertainties of investing in less-established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.
Foreign Bank Obligations
     Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.
Foreign Mortgage Related Securities
     Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.
International Debt Securities
     International debt securities represent debt obligations (which may be denominated in U.S. dollars or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including American Depositary Receipts. These debt obligations may be bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities or zero-coupon securities.

     In determining whether to invest in debt obligations of foreign issuers, the Fund will consider the relative yields of foreign and domestic high-yield securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. The Fund’s portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.
     Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Fund’s investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the Securities Act of 1933, as amended, (“1933 Act”) the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended, (“1934 Act”). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the adviser or sub-adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.
     Restrictions on Foreign Investments – Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.
     The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund that invests in such countries. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.
     Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. No more than 10% of the Fund’s net assets may be comprised, in the aggregate, of assets that are (i) subject to material legal restrictions on repatriation or (ii) invested in illiquid securities. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.
     In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts the Fund’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. The provisions may restrict the Fund’s investments in certain foreign banks and other financial institutions.
     Risks of Investing in Foreign Securities: Investments in foreign securities involve certain inherent risks, including the following:
     Market Characteristics. Settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where the Fund’s assets may be released prior to receipt of payment or securities may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of the Fund’s positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.
     Legal and Regulatory Matters. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.
     Taxes. The interest payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund’s shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by the Fund.
     Costs. The expense ratios of the Fund that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the adviser or sub-adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the adviser’s or sub-adviser’s assessment of prevailing market, economic and other conditions.
Sovereign Debt Securities
     Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which this Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher-rated securities but are also subject to greater risk than higher-rated securities.
     Brady Bonds – Brady Bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Costa Rica, the Dominican Republic, Mexico, the Philippines, Uruguay and Venezuela, and may be issued by other emerging countries.
Supranational Agencies
     Supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations’ steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.
FIXED-INCOME SECURITIES
Adjustable Rate Mortgage Securities
     Adjustable rate mortgage securities (“ARMS”) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.
     The amount of interest on an ARM is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed-rate securities.

     Two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by Federal National Mortgage Association), tend to lag changes in market rate levels and tend to be somewhat less volatile.
Corporate Debt Securities
     Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in “High-Yield Securities” below.
Floating or Variable Rate Instruments
     The Fund may acquire floating or variable rate instruments. Credit rating agencies frequently do not rate such instruments; however, the adviser or sub-adviser will determine what unrated and variable and floating rate instruments are of comparable quality at the time of the purchase to rated instruments eligible for purchase by the Fund. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by the Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved if the issuer of the instrument defaults on its payment obligation or during periods in which the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.
Guaranteed Investment Contracts
     Under Guaranteed Investment Contracts (“GICs”) issued by insurance companies, the Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because the Fund may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by the Fund which are not readily marketable, will not exceed 10% of the Fund’s net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

Government National Mortgage Association (“GNMA”) Certificates
     GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. GNMA is a U.S.government corporation within the Department of Housing and Urban Development. Such loans are initially made by lenders such as mortgage bankers, commercial banks and savings and loan associations and are either insured by the Federal Housing Administration (“FHA”) or Farmers’ Home Administration (“FMHA”) or guaranteed by the Veterans Administration (“VA”). A GNMA Certificate represents an interest in a specific pool of such mortgages, which, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each certificate is guaranteed by the full faith and credit of the United States government.
     GNMA Certificates differ from bonds in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. “Modified pass through” type GNMA Certificates, entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of issuers’ and GNMA fees), whether or not the mortgagor has made such payment.
     GNMA Certificates are created by an “issuer,” which is an FHA approved mortgage banker who also meets criteria imposed by GNMA. The issuer assembles a pool of FHA, FMHA, or VA insured or guaranteed mortgages with the same interest rate, maturity and type of dwelling. Upon application by the issuer, and after approval by GNMA of the pool, GNMA provides its commitment to guarantee timely payment of principal and interest on the GNMA Certificates backed by the mortgages included in the pool. The GNMA Certificates, endorsed by GNMA, are then sold by the issuer through securities dealers.
     GNMA is authorized under the Federal National Housing Act to guarantee timely payment of principal and interest on GNMA Certificates. This guarantee is backed by the full faith and credit of the United States. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. When mortgages in the pool underlying GNMA Certificates are prepaid by mortgagors or by result of foreclosure, such principal payments are passed through to the certificate holders. Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular GNMA Certificate, but FHA statistics indicate that 25 to 30 year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA Certificates are backed by mortgages of this type, and accordingly the generally accepted practice has developed to treat GNMA Certificates as 30-year securities, which prepay fully in the 12th year.
     GNMA Certificates bear a nominal “coupon rate” which represents the effective FHA-VA mortgage rate at the time of issuance, less 0.5%, which constitutes the GNMA and issuer’s fees. For providing its guarantees, GNMA receives an annual fee of 0.06% of the outstanding principal on certificates backed by single family dwelling mortgages, and the issuer receives an annual fee of 0.44% for assembling the pool and for passing through monthly payments of interest and principal.
     Payments to holders of GNMA Certificates consist of the monthly distributions of interest and principal less the GNMA and issuer’s fees. The actual yield to be earned by a holder of a GNMA Certificate is calculated by dividing such payments by the purchase price paid for the GNMA Certificate (which may be at a premium or a discount from the face value of the certificate). Monthly distributions of interest, as contrasted to semi-annual distributions, which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on GNMA Certificates. Because of the variation in the life of the pools of mortgages which back various GNMA certificates, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of GNMA Certificates, such as that in which the Fund is invested, will differ significantly from the yield estimated by using an assumption of a 12 year life for each GNMA Certificate included in such a portfolio as described.
     The actual rate of prepayment for any GNMA Certificate does not lend itself to advance determination, although regional and other characteristics of a given mortgage pool may provide some guidance for investment analysis. Also, secondary-market trading of outstanding GNMA Certificates tends to be concentrated in issues bearing the current coupon rate.
     Construction loan securities are issued to finance building costs. The funds are disbursed as needed or in accordance with a prearranged plan. The securities provide for the timely payment to the registered holder of interest at the specified rate plus scheduled installments of principal. Upon completion of the construction phase, the construction loan securities are terminated, and project loan securities are issued. It is the Fund’s policy to record these GNMA Certificates on trade date, and to segregate assets to cover its commitments on trade date as well.
     GNMA Certificates — When-Issued And Delayed Delivery Transactions - GNMA Certificates may at times be purchased or sold on a delayed-delivery basis or on a when-issued basis. These transactions arise when GNMA Certificates are purchased or sold by the Fund with payment and delivery taking place in the future, in order to secure what is considered to be an advantageous price and yield to the Fund. No payment is made until delivery is due, often a month or more after the purchase. The settlement date on such transactions will take place no more than 120 days from the trade date. When the Fund engages in when-issued and delayed-delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure of the buyer or seller to do so may result in the Fund missing the opportunity of obtaining a price considered to be advantageous. While when-issued GNMA Certificates may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a GNMA Certificate on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value (“NAV”). The Fund does not believe that its NAV or income will be adversely affected by its purchase of GNMA Certificates on a when-issued basis. The Fund may invest in when-issued securities without other conditions. Such securities either will mature or be sold on or about the settlement date. The Fund may earn interest on such account or securities for the benefit of shareholders.
Government Trust Certificates
     The Fund may invest in Government Trust Certificates, which represent an interest in a government trust, the property of which consists of (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the Federal Government of the United States of America (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998) and (ii) a security interest in obligations of the United States Treasury backed by the full faith and credit of the United States of America sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA or less than Aaa by a nationally recognized statistical rating organization (“NRSRO”).
High-Yield Securities
     High-yield securities often are referred to as “junk bonds” and include certain corporate debt obligations, higher-yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher-quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.
     High-yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in the Fund’s NAV. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.
     The yields earned on high-yield securities generally are related to the quality ratings assigned by recognized rating agencies. The following are excerpts from Moody’s description of its bond ratings: Ba — judged to have speculative elements; their future cannot be considered as well assured. B — generally lack characteristics of a desirable investment. Caa — are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca — speculative in a high degree; often in default. C — lowest rate class of bonds; regarded as having extremely poor prospects. Moody’s also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P’s description of its bond ratings: BB, B, CCC, CC, C — predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D — in payment default. S&P applies indicators “+,” no character, and “-” to its rating categories. The indicators show relative standing within the major rating categories.
     Certain securities held by the Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.
Risks Associated With High-Yield Securities
     The medium- to lower-rated and unrated securities in which the Fund invests tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include.
     High-Yield Bond Market – A severe economic downturn or increase in interest rates might increase defaults in high-yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high-yield securities, thus disrupting the market for such securities.
     Sensitivity to Interest Rate and Economic Changes – High-yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise causing bond prices to fall, the value of high-yield debt bonds tend not to fall as much as Treasury or investment grade bonds. Conversely, when interest rates fall high-yield bonds tend to under perform Treasury and investment grade bonds because high-yield bond prices tend not to rise as much as the prices of these bonds.
     The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high-yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high-yield securities could also be at greater risk because high-yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high-yield security owned by the Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield securities and the Fund’s NAV. Furthermore, in the case of high-yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay in cash.
     Payment Expectations – High-yield securities present risks based on payment expectations. For example, high-yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high-yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high-yield securities than in the case of investment grade bonds.
     Liquidity and Valuation Risks – Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high-yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high-yield securities may not be as liquid as Treasury and investment grade bonds. The ability of the Fund’s Board of Trustees (“Board”) to value or sell high-yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities more than other securities, especially in a thinly traded market. To the extent the Fund owns illiquid or restricted high-yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high-yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.
     Taxation – Special tax considerations are associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities. The Fund reports the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.

     Limitations of Credit Ratings – The credit ratings assigned to high-yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high-yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security’s market value. Although the ratings of recognized rating services such as Moody’s and S&P are considered, the adviser or sub-adviser primarily relies on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of the Fund’s investment objective may be more dependent on the adviser’s or sub-adviser’s own credit analysis than might be the case for a fund which invests in higher quality bonds. The adviser or sub-adviser continually monitors the investments in the Fund’s portfolios and carefully evaluates whether to dispose of or retain high-yield securities whose credit ratings have changed. The Fund may retain a security whose rating has been changed.
     Congressional Proposals – New laws and proposed new laws may negatively affect the market for high-yield securities. As examples, recent legislation requires federally insured savings and loan associations to divest themselves of their investments in high-yield securities, and pending proposals are designed to limit the use of, or tax and eliminate other advantages of, high-yield securities. Any such proposals, if enacted, could have negatively affected the Fund’s NAV.
Mortgage-Related Securities
     Mortgage-related securities include collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICS”) and federal mortgage-related securities including obligations issued or guaranteed by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Association (“FHLMC”). These instruments might be considered derivatives. The primary risk of these instruments is the risk that their value will change with changes in interest rates and prepayment risk. See “U.S. Government Securities.”
     One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations. These securities provide a monthly payment, which consists of both an interest and a principal payment that is in effect a “pass-through” of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred.
     “Pass-through” certificates, such as those issued by GNMA, entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment. A major governmental guarantor of pass-through certificates is GNMA. GNMA guarantees, with the full faith and credit of the U.S. government, the timely payments of principal and interest on securities issues by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers backed by pools of FHA-insured or VA-guaranteed mortgages). Other government guarantors (but not backed by the full faith and credit of the United States government) include FNMA and FHLMC. FNMA purchases residential mortgages from a list of approved seller/services that include state and federally chartered savings and loan associations, mutual saving banks, commercial banks, credit unions and mortgage bankers.

     The prices of high coupon U.S. government agency mortgage-backed securities do not tend to rise as rapidly as those of traditional fixed-rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing.
     The Fund may also purchase mortgage-backed securities issued by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers that also create pass-through pools of conventional residential mortgage loans. Such issuers may in addition be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.
     It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the adviser or sub-adviser may, consistent with the Fund’s investment objective, policies and restrictions, consider making investments in such new types of securities.
     Other types of mortgage-related securities in which the Fund may invest include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located. Securities in this investment category include, among others, standard mortgage-backed bonds and newer CMOs. Mortgage-backed bonds are secured by pools of mortgages, but unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages. The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity. CMOs have characteristics of both pass-through securities and mortgage-backed bonds. CMOs are secured by pools of mortgages, typically in the form of “guaranteed” pass-through certificates such as GNMA, FNMA, or FHLMC securities. The payments on the collateral securities determine the payments to bondholders, but there is not a direct “pass-through” of payments. CMOs are structured into multiple classes, each bearing a different date of maturity. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longest maturity class receive principal only after the shorter maturity classes have been retired.
     CMOs are issued by entities that operate under order from the SEC exempting such issuers from the provisions of the 1940 Act. Until recently, the staff of the SEC had taken the position that such issuers were investment companies and that, accordingly, an investment by an investment company (such as the Fund) in the securities of such issuers was subject to the limitations imposed by Section 12 of the 1940 Act. However, in reliance on SEC staff interpretations, the Fund may invest in securities issued by certain “exempted issuers” without regard to the limitations of Section 12 of the 1940 Act. In its interpretation, the SEC staff defined “exempted issuers” as unmanaged, fixed asset issuers that (a) invest primarily in mortgage-backed securities; (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act; (c) operate under the general exemptive orders exempting them from all provisions of the 1940 Act; and (d) are not registered or regulated under the 1940 Act as investment companies.

Privately Issued CMOs
     Privately Issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. They are, however, not guaranteed by any government agency and are secured by the collateral held by the issuer. Privately Issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow.
     Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.
     SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid is made by the adviser or the sub-adviser under guidelines and standards established by the Board. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of NAV per share.
Risks of Mortgage-Related Securities
     Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed-income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by the Fund. Because investments in mortgage-related securities are interest rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, SMBs are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the IO class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. The Fund could fail to fully recover its initial investment in a CMO residual or a stripped mortgage-backed security.
     Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.
Municipal Securities
     Municipal securities are debt obligations issued by state and local government, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities (“municipal securities”). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.
     In general, “municipal securities” debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities, including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations and to raise funds for general operating expenses and lending to other public institutions and facilities.
     The two principal classifications of municipal securities are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security; including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state’s assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

     Insured municipal debt involves scheduled payments of interest and principal guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.
     Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.
     Moral Obligation Securities – Municipal securities may include “moral obligation” securities, which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is moral commitment but not a legal obligation of the state or municipality, which created the issuer.
     Industrial Development and Pollution Control Bonds –These are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.
     Municipal Lease Obligations –These are lease obligations or installment purchase contract obligations of municipal authorities or entities (“municipal lease obligations”). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. The Fund may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.
     The Fund will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the adviser or sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the adviser or sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.
     Short-Term Municipal Obligations – These securities include the following:

     Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.
     Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.
     Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.
     Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the FNMA or the GNMA.
     Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.
     The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.
     In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.
     A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.
     A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.
     The adviser or sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The adviser or sub-adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Fund seeks opportunities to acquire subordinated residential mortgage securities where, in the view of the adviser or sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The adviser or sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.
Short-Term Investments
     The Fund, as indicated, may invest in the following securities and instruments:
     Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits – The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.
     The Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans, which may be made, and interest rates, which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions and exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

     In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objective and policies stated above and in its Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
     Savings Association Obligations – The certificates of deposit (interest-bearing time deposits) in which the Fund may invest are issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.
     Commercial Paper, Short-Term Notes and Other Corporate Obligations – The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
     Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-l” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the adviser or sub-adviser to be of comparable quality.
     Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s or a comparable rating agency.
U.S. Government Securities
     U.S. government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. government and, as such, are backed by the full faith and credit of the United States. They differ primarily in interest rate, the length of maturiity and the date of issuance. U.S. government securities also include securities issued by instrumentalities of the U.S. government, such as the GNMA, which are backed by the full faith and credit of the United States. Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. government, such as the Student Loan Marketing Association, the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself if the agency or instrumentality does not meet its commitment. The Fund will invest in securities of such agencies or instrumentalities only when the sub-adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

Risks of Investing in Debt Securities
     There are a number of risks generally associated with an investment in debt securities (including convertible securities). Yields on short-, intermediate-, and long-term securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with short maturities and lower yields.
     Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody’s or BBB from S&P, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the adviser or sub-adviser to be of comparable quality. Bonds rated Baa or BBB have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher-rated bonds.
OTHER INSTRUMENTS
Asset-Backed Securities
     Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.
     Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.
     The Fund may invest in any type of asset-backed security if the portfolio manager determines that the security is consistent with the Fund’s investment objective and policies. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above.

As new types of mortgage-backed securities are developed and offered to investors, investments in such new types of mortgage-backed securities may be considered for the Fund.
     Aircraft Lease Receivables – An aircraft lease receivable (“ALR”) is an asset-backed security. ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircraft are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircraft and leases them to the airline companies. Unlike the receivables backed by loans or securities, the ALRs are not as sensitive to changes in interest rates. However, the ALRs may entail a higher risk because of the underlying assets. Aircraft are expensive to maintain, operate, and difficult to sell. In addition, the aircraft are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.
Banking Industry Obligations
     The Fund may invest in banking industry obligations, including certificates of deposit, bankers’ acceptances and fixed time deposits. The Fund will not invest in obligations issued by a bank unless (i) the bank is a U.S. bank and a member of the FDIC and (ii) the bank has total assets of at least $1 billion (U.S.) or, if not, the Fund’s investment is limited to the FDIC-insured amount of $100,000.
Credit-Linked Notes
     A credit-linked note (“CLN”) is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Fund in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased for the Fund in accordance to the Fund’s investment objective. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Fund cannot assure that it can implement a successful strategy regarding this type of investment.
Warrants
     A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Other Investment Companies
     An Investment Company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When the Fund invests in other investment companies, shareholders of the Fund bear their proportionate share of the underlying investment companies fees and expenses.
     Exchange-Traded Funds (“ETFs”) – ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs are traded on exchanges similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF’s underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, shareholders of the Fund may pay their proportionate share of the underlying ETF’s fees and expenses.
     Holding Company Depositary Receipts (“HOLDRs”) – HOLDRs are trust-issued receipts that represent the Fund’s beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, the Fund’s investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.
Senior Loans
     Investment Companies that Invest in Senior Loans – Other investment companies include investment companies that invest primarily in interests in variable or floating rate loans or notes (“Senior Loans”). Senior Loans in most circumstances are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.
     Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of the Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.
     Senior Loans usually include restrictive covenants, which must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.
     Credit Risk – Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized rating service. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.
     In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.
     Collateral – Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be undercollateralized.
     Limited Secondary Market – Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede the Fund’s ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.
     Hybrid Loans – The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized (“Hybrid Loans”). With Hybrid Loans, the Fund may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders’ interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company’s security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.
     Subordinated and Unsecured Loans – Certain investment companies may invest in subordinated and unsecured loans. The primary risk arising from a holder’s subordination is the potential loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower’s assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.
     There are some potential disadvantages associated with investing in other investment companies. For example, you would indirectly bear additional fees. The underlying funds pay various fees, including, management fees, administration fees, and custody fees. By investing in those underlying funds indirectly, you indirectly pay a proportionate share of the expenses of those funds (including management fees, administration fees, and custodian fees), and you also pay the expenses of the Fund.
Private Funds
     U.S. or foreign private limited partnerships or other investment funds are referred to as Private Funds (“Private Funds”). Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the 1940 Act, the Fund’s ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Fund’s expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the Fund’s entire investment in the Private Fund.
     Private Funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, the Fund owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. The Fund receives a stream of cash flows in the form of interest payments from the underlying assets or the proceeds from the sale of the underlying assets in the event those underlying assets are sold. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers or securities remain members of the tracked index.
     The pooled investments allow the Fund to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed-income securities. Because the trust holds securities of many issuers, the default of a few issuers would not impact the Fund significantly. However, the Fund bears any expenses incurred by the trust. In addition, the Fund assumes the liquidity risks generally associated the privately offered pooled investments.
     Pooled investments that are structured as a trust contain many similarities to Private Funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interests. Typically, the ownership interests in a typical Private Fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and “qualified purchasers” or “qualified institutional buyers” for privately offered securities.
     The Fund cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.
     Private Funds also include investments in certain structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed income investments.
Restricted and Illiquid Securities
     The Fund may invest in a restricted security or an illiquid security if the adviser or the sub-adviser believes that it presents an attractive investment opportunity. Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when the adviser or the sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Fund could realize upon disposition.
     Because of the nature of these securities, a considerable period of time may elapse between the Fund’s decision to dispose of these securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by pursuant to Rule 144A under the 1933 Act (“Rule 144A Securities”)) may be negotiated at the time such securities are purchased by the Fund. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Fund would be permitted to sell them. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by the Fund at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the Fund in good faith pursuant to procedures adopted by the Fund’s Board.

     Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under the Fund’s procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.
To Be Announced Sale Commitments
     To Be Announced (“TBA”) sale commitments are sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. The Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.
Zero-Coupon and Pay-In-Kind Securities
     Zero-coupon, or deferred interest securities, are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero-coupon and delayed interest securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non zero-coupon securities having similar maturities and credit quality. Current federal income tax law requires holders of zero-coupon securities to report as interest income each year the portion of the original issue discount on such securities (other than tax-exempt original issue discount from a zero-coupon security) that accrues that year, even though the holders receive no cash payments of interest during the year.
     Pay-in-kind securities are securities that pay interest or dividends through the issuance of additional securities. The Fund will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Fund until the cash payment date or the securities mature. Under certain circumstances, the Fund could also be required to include accrued market discount or capital gain with respect to its pay-in-kind securities.

     The risks associated with lower rated debt securities apply to these securities. Zero-coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Fund may realize no return on its investment, because these securities do not pay cash interest.
INVESTMENT TECHNIQUES
Borrowing
     The Fund may borrow from banks. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund’s holdings may be disadvantageous from an investment standpoint.
     When the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.
     Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.
Lending of Portfolio Securities
     In order to generate additional income, the Fund may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. No lending may be made with any companies affiliated with the Adviser. These loans earn income for the Fund and are collateralized by cash, securities or letters of credit. The Fund might experience a loss if the financial institution defaults on the loan.
     The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities. The Fund could incur losses in connection with the investment of such collateral.
Repurchase Agreements
     Repurchase agreements may be considered to be loans by the Fund for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Fund acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the adviser or sub-adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited. To mitigate this risk, the Fund may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors’ rights against the counterparty under applicable insolvency law in the event of the counterparty’s insolvency.
Reverse Repurchase Agreements and Dollar Roll Transactions
     The Fund may enter into reverse repurchase agreement transactions. Such transactions involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. This process involves the lending of specific securities to pre-approved counterparties, broker dealers, and the receipt of cash in return for a set period of time- thirty to sixty days is generally the term of any transaction. By convention, 102% worth of securities is placed as collateral with the counterparty; however, that is negotiable and may vary depending on the type of collateral employed. More volatile securities may require higher collateral. The Fund may employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. Reverse repurchase agreements alleviate the need to liquidate the short-term assets associated with the proceeds of dollar roll transactions. The liquidation of carefully tailored short-term securities component of the Fund is not cost-effective for shareholders; moreover, the reconstruction of that short-term component at a later date is also not cost-effective. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the Fund’s total assets. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund’s holdings may be disadvantageous from an investment standpoint. However, the Fund may segregate its assets to cover the commitment under a reverse repurchase agreement, dollar roll transaction, or any other transactions that may five rise to “senior security,” as defined by the 1940 Act; as a result, the Fund will not be subject to the 300% asset coverage requirement. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.
     In order to enhance portfolio returns and manage prepayment risks the Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage security held in the portfolio to a financial institutional such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security. When the Fund enters into a dollar roll transaction, cash and/or liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.
     Whether a reverse repurchase agreement or dollar-roll transaction produces a gain for the Fund depends upon the “costs of the agreements” (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or “substantially the same” security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then the Fund’s NAV will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar-roll transactions, as leveraging techniques, may increase the Fund’s yield in the manner described above; however, such transactions also increase the Fund’s risk to capital and may result in a shareholder’s loss of principal.
Temporary Defensive and Other Short-Term Positions
     The Fund may invest in certain short-term, high-quality debt instruments and in U.S. government securities for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) to invest cash flow pending the adviser’s or sub-adviser’s determination to do so within the investment guidelines and policies of the Fund; (iii) to permit the Fund to meet redemption requests; and (iv) to take a temporary defensive position. The Fund for which the investment objective is capital appreciation may also invest in such securities if the Fund’s assets are insufficient for effective investment in equities.
     Although it is expected that the Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which the Fund may invest include (i) short-term obligations of the U.S. government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; and (v) repurchase agreements. The Fund will normally invest in short-term instruments that do not have a maturity of greater than one year.
When-Issued Securities and Delayed-Delivery Transactions
     In order to secure prices or yields deemed advantageous at the time the Fund may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Fund may also enter into forward commitments. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. The Fund will establish a segregated account with the Custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be “marked to market” daily. The Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if deemed an advisable investment strategy. In these cases, the Fund may realize a capital gain or loss. When the Fund engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price credited to be advantageous.
     When the time comes to pay for the securities acquired on a delayed delivery basis, the Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s payment obligation). Depending on market conditions, the Fund could experience fluctuations in share price as a result of delayed-delivery or when-issued purchases.
FUNDAMENTAL INVESTMENT RESTRICTIONS AND POLICIES
     All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.
ING Institutional Prime Money Market Fund
     The Fund has adopted the following restrictions as fundamental policies that cannot be changed without the affirmative vote of a “majority” of the outstanding voting securities, as that term is defined in the 1940 Act. The term “majority” is defined in the 1940 Act as the lesser of: (1) 67% of the Fund’s voting securities present at a meeting of shareholders of which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund’s outstanding securities.
     The investment objective of the Fund is not fundamental and may be changed without shareholder vote. As a matter of fundamental policy, the Fund:
1)	shall be a “diversified company” as that term is defined in the 1940 Act;

2)	may not “concentrate” its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time, provided that this restriction does not limit the Fund’s investment in obligations issued by companies in the financial services sector, including obligations of domestic branches of U.S. banks and U.S. branches of foreign banks, which are subject to the same regulation as U.S. banks. This limitation will not apply to the Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by securities issued by the U.S. government, its agencies or instrumentalities);

3)	may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder;

4)	may not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5)	may not act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Fund for its portfolio, the Fund may be deemed to be an underwriter under the applicable law;

6)	may not purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

7)	may not issue any senior security (as defined in the 1940 Act), except that (i) the Fund may enter into commitments to purchase securities in accordance with the Fund’s investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; or

8)	may not purchase physical commodities or contracts relating to physical commodities.

DISCLOSURE OF THE FUND’S PORTFOLIO SECURITIES
          The Fund is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Fund’s annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.
          In addition, the Fund posts its portfolio holdings schedule on ING’s website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (i.e., the Fund will post the quarter-ending June 30 holdings on August 1).
          The Fund also compiles a list composed of its ten largest holdings (“Top Ten”). This information is produced monthly, and is made available on ING’s website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.
          Investors (both individual and institutional), financial intermediaries that distribute the Fund’s shares and most third parties may receive the Fund’s annual or semi-annual shareholder reports, or view on ING’s website, the Fund’s portfolio holdings schedule.
          Other than in regulatory filings or on ING’s website, the Fund may provide its portfolio holdings to certain unaffiliated third-parties and affiliates when the Fund has a legitimate business purpose for doing so. Unless otherwise noted below, the Fund’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Fund’s disclosure of its portfolio holdings may include disclosure:
•	To the Fund’s independent registered public accounting firm, named herein, for use in providing audit opinions;

•	To financial printers for the purpose of preparing Fund regulatory filings;

•	For the purpose of due diligence regarding a merger or acquisition;

•	To a new adviser or sub-adviser prior to the commencement of its management of the Fund;

•	To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P, such agencies may receive more data from the Fund than is posted on the Fund’s website;

•	To consultants for use in providing asset allocation advice in connection with an investments by affiliated funds-of-funds in the Fund;

•	To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Fund; or

•	To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders.
          In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.
          The Fund’s Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Fund’s portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s investment adviser, sub-adviser(s), principal underwriter or any affiliated person of the Fund, its adviser, or its principal underwriter, on the other. Such Policies authorize the Fund’s administrator to implement the Board’s Policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Fund’s shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the adviser, sub-adviser(s), principal underwriter and their affiliates. The Board has authorized the senior officers of the Fund’s administrator to authorize the release of the Fund’s portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Fund’s administrator reports quarterly to the Board regarding the implementation of such policies and procedures.
     The Fund has the following ongoing arrangements with certain third parties to provide the Fund’s portfolio holdings:

Time Lag Between Date
of Information and Date
Party	Purpose	Frequency	Information Released
Institutional Shareholder Services, Inc	Proxy Voting & Class Action Services	Daily	None

Charles River Development	Compliance	Daily	None
Standard & Poor’s	Fund Rating	Weekly	None
     All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. The Fund’s Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department. All waivers and exceptions involving the Fund will be disclosed to the Fund’s Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Fund, the adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

MANAGEMENT OF THE TRUST
Management of the Trust
     Set forth in the table below is information about each Trustee of the Trust.

				Number of
				Funds in
				Fund
		Term of Office and		Complex
	Position(s) Held	Length of Time	Principal Occupation(s) –	Overseen by
Name, Address and Age	With the Trust	Served[1]	During the Past 5 Years	Trustee[2]	Other Directorships Held by Trustee
Independent Trustees
John V. Boyer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 54	Trustee	January 2005 – Present	Consultant (July 2007 – Present). Formerly, President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 – Present) and, Executive Director, The Mark Twain House & Museum [3] (September 1989 – November 2005).	178	None.

Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	Trustee	January 2006 – Present	Consultant and President of self-owned company, Ravengate Partners LLC (January 2000 – Present).	178	Wisconsin Energy (June 2006 – Present).

J. Michael Earley 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Trustee	February 2002 – Present	President, Chief Executive Officer and Director, Bankers Trust Company, N.A., Des Moines (June 1992 – Present).	178	Midamerica Financial Corporation (December 2002 – Present).

Patrick W. Kenny 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 64	Trustee	January 2005 – Present	President and Chief Executive Officer, International Insurance Society (June 2001 – Present).	178	Assured Guaranty Ltd. (April 2004 – Present); and Odyssey Reinsurance Holdings (November 2006 – Present).

Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 57	Trustee	January 2006 – Present	Consultant (May 2001 – Present).	178	Stillwater Mining Company (May 2002 – Present); California HealthCare Foundation (June 1999 – Present); and Romanian-American Enterprise Fund (February 2004 –Present).

David W.C. Putnam 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 68	Trustee	March 2001 – Present	Chair, Board of Directors and President, F.L. Putnam Securities Company, Inc. (July 1978 – Present).	178	Principled Equity Market Trust (December 1996 – Present); and Asian American Bank and Trust Company (June 1993 – Present).

Number of
Funds in
Fund
		Term of Office and		Complex
	Position(s) Held	Length of Time	Principal Occupation(s) –	Overseen by
Name, Address and Age	With the Trust	Served[1]	During the Past 5 Years	Trustee[2]	Other Directorships Held by Trustee
Roger B. Vincent 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Trustee	February 2002 – Present	President, Springwell Corporation (March 1989 – Present).	178	UGI Corporation (February 2006 – Present); and UGI Utilities, Inc. (February 2006 – Present).

(1)	Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy which states that each duly elected or appointed Trustee who is not an “interested person” of the Fund, as defined in the 1940 Act (“Independent Trustees”), shall retire from service as a Trustee at the conclusion of the first regularly scheduled quarterly meeting of the Board that is held after (a) the Trustee reaches the age of 70, if that Trustee qualifies for a retirement benefit as discussed in the Board’s retirement policy; or (b) the Trustee reaches the age of 72 or has served as a Trustee for 15 years, whichever occurs first, if that Trustee does not qualify for the retirement benefit. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Fund under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)	For the purposes of this table, “Fund Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING International High Dividend Equity Income Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolio Trust; ING Variable Insurance Trust; ING Variable Products Trust; and ING Partners, Inc. The number of Funds in the Fund complex is as of June 30, 2007.

(3)	Shaun Mathews, President, ING USFS Mutual Funds and Investment Products, has held a seat on the Board of Directors of the Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

Officers
     Information about the Trust’s Officers are set forth in the table below:

	Positions Held with the	Term of Office and Length of Time
Name, Address and Age	Trust	Served [1]	Principal Occupation(s) During the Last Five Years
Shaun P. Mathews 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	President and Chief Executive Officer	November 2006 – Present	President and Chief Executive Officer, ING Investments, LLC[2] and ING Funds Services, LLC[3] (December 2006 – Present); and Head of ING USFS Mutual Funds and Investment Products (October 2004 – Present). Formerly, CMO ING USFS (April 2002 – October 2004); and Head of Rollover/Payout (October 2001 – December 2003).

Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Executive Vice President	February 2002 – Present	Head of Mutual Fund Platform (February 2007 – Present); and Executive Vice President, ING Investments, LLC[2] and ING Funds Services, LLC[3] (December 2001 - Present). Formerly, Head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC[2] and Directed Services, LLC (October 2004 - December 2005); and Chief Financial Officer and Treasurer, ING Investments, LLC[2] (December 2001 - March 2005).

Stanley D. Vyner 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 57	Executive Vice President	October 2000 – Present	Executive Vice President, ING Investments, LLC[2] (July 2000 – Present) and Chief Investment Risk Officer (January 2003 – Present). Formerly, Chief Investment Officer of International Investments (August 2000 – January 2003).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Chief Compliance Officer Executive Vice President	November 2004 – Present March 2006 – Present	Chief Compliance Officer of the ING Funds (November 2004 - Present) and ING Investments, LLC[2] and Directed Services, LLC[5] (March 2006 - Present); and Executive Vice President of the ING Funds (March 2006 - Present). Formerly, Chief Compliance Officer of ING Life Insurance and Annuity Company (March 2006 – December 2006); Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 - October 2004).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Senior Vice President, Chief/Principal Financial Officer & Assistant Secretary	March 2005 – Present	Senior Vice President, ING Funds Services, LLC[3] (April 2005 - Present). Formerly, Vice President, ING Funds Services, LLC[3] (September 2002 – March 2005); and Director of Financial Reporting, ING Investments, LLC[2] (March 2001 – September 2002).

	Positions Held with the	Term of Office and Length of Time
Name, Address and Age	Trust	Served [1]	Principal Occupation(s) During the Last Five Years
Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Senior Vice President	November 2003 – Present	Senior Vice President, ING Investments, LLC[2] (October 2003 – Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC[2] (January 2001 – October 2003).

Ernest J. C’DeBaca 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 38	Senior Vice President	May 2006 – Present	Senior Vice President, ING Investments, LLC[2] (December 2006 – Present); and ING Funds Services, LLC[3] (April 2006 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (January 2004 – March 2006); and Attorney-Adviser, U.S. Securities and Exchange Commission (May 2001 – December 2003).

Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 37	Senior Vice President	May 2006 – Present	Senior Vice President, Head of Division Operations, ING Funds (May 2006 – Present); and Vice President, Head of Division Operations ING Funds Services, LLC[3] (March 2006 - Present). Formerly, Vice President of Administration, ING Funds Services, LLC[3] (October 2001 - March 2006).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Vice President Treasurer	October 2000 – Present March 2001 – Present	Vice President and Treasurer, ING Funds Services, LLC[3] (October 2001 – Present) and ING Investments, LLC[2] (August 1997 – Present).

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Vice President	February 2003 – Present	Vice President and Chief Compliance Officer, ING Funds Distributor, LLC[4] (July 1995 - Present); and Vice President, ING Investments, LLC[2] (February 1996 - Present); and Director of Compliance, ING Investments, LLC[2] (October 2004 - Present). Formerly, Chief Compliance Officer, ING Investments, LLC[2] (October 2001 - October 2004).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Vice President	September 2004 – Present	Vice President, ING Funds Services, LLC[3] (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC[3] (October 2001 – September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC[2] (September 1999 – October 2001).

Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Vice President	January 2007 – Present	Vice President, ING Funds Services, LLC[3] (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006); and Vice President, Wells Fargo Management, LLC (December 2000 – August 2003).

	Positions Held with the	Term of Office and Length of Time
Name, Address and Age	Trust	Served [1]	Principal Occupation(s) During the Last Five Years
Kimberly K. Palmer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Vice President	March 2006 – Present	Vice President, ING Funds Services, LLC[3] (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC[3] (August 2004 – March 2006). Formerly, Manager, Registration Statements, ING Funds Services, LLC[3] (May 2003 – August 2004); Associate Partner, AMVESCAP PLC (October 2000 – May 2003); and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 – May 2003).

Susan P. Kinens 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 30	Assistant Vice President	February 2003 – Present	Assistant Vice President, ING Funds Services, LLC[3] (December 2002 – Present); and has held various other positions with ING Funds Services, LLC[3] for more than the last five years.

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Secretary	August 2003 - Present	Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 – September 2003); and Associate General Counsel of AIG American General (January 1999 – November 2002).

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Assistant Secretary	August 2003 - Present	Counsel, ING Americas, U.S. Legal Services (April 2003 – Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 – April 2003).

(1)	The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2)	ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)	ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)	ING Funds Distributor, is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(5)	Directed Services, LLC is the successor in the interest to Directed Services, Inc.

Board
     The Board governs the Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund’s performance.
Frequency of Board Meetings
     The Board currently conducts regular meetings eight (8) times a year. The Audit Committee and the Compliance Committee each meet regularly four (4) times per year; the Investment Review Committees meet six (6) times per year; the Contracts Committee meets seven (7) times per year; and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each Committee listed below operates pursuant to a Charter approved by the Board.
     Recent Committee Changes
     Effective May 10, 2007, changes were made to the Board’s Committee structure. In particular, the Committee memberships changed on that date, and these changes are reflected in the discussion of the Committees that is set out below. In addition, prior to May 10, 2007, the Board had a Valuation, Proxy and Brokerage Committee. Effective May 10, 2007, the functions of the Valuation, Proxy and Brokerage Committee and the Compliance Committee where combined. The Compliance Committee was the surviving Committee, and now oversees valuation, proxy and brokerage matters, as well as compliance issues. We also note that Roger Vincent became the Chairman of the Board effective May 10, 2007. Prior to that date, Jock Patton served as the Chairman of the Board.
     Committees
     Executive Committee. The Board has established an Executive Committee whose function is to act on behalf of the full Board between meetings when necessary. The Executive Committee currently consists of three (3) Independent Trustees. The following Trustees serve as members of the Executive Committee: Ms. Pressler and Messrs. Boyer and Vincent. Mr. Vincent, Chairman of the Board, serves as Chairperson of the Executive Committee.
     Prior to May 10, 2007, the Executive Committee consisted of two (2) Independent Trustees and one (1) Trustee who is an “interested person,” as defined in the 1940 Act, of the Fund. During the period prior to May 10, 2007 the following Trustees served as members of the Executive Committee: Messrs. Turner, Vincent and Patton. Mr. Patton served as Chairperson of the Executive Committee.
     The Executive Committee held no meetings during the fiscal year ended March 31, 2007.
     Audit Committee. The Board has established an Audit Committee whose functions include, among others, meeting with the independent registered public accounting firm of the Trust to review the scope of the Trust’s audit, its financial statements and interim accounting controls, and meeting with management concerning these matters, among other things. The Audit Committee currently consists of three (3) Independent Trustees. The following Trustees serve as members of the Audit Committee: Messrs. Earley and Putnam and Ms. Chadwick. Mr. Earley serves as Chairperson of the Audit Committee and also has been designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act.
     Prior to May 10, 2007, the following Trustees served as members of the Audit Committee: Messrs. Earley, Kenny, Vincent, and Putnam and Ms. Pressler. During the period prior to March 10, 2007, Mr. Earley served as Chairperson of the Audit Committee, and Mr. Kenny was designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act.

     The Audit Committee held six (6) meetings during the fiscal year ended March 31, 2007.
     Compliance Committee. The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Fund. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO. The Board also oversees quarterly compliance reporting.
     Effective May 10, 2007, the functions of the Board’s Valuation, Proxy and Brokerage Committee were combined with the functions of the Compliance Committee. As a result of this combination, the functions of the Compliance Committee now include determining the value of securities held by the Fund for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Fund’s brokerage and the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions).
     The Compliance Committee currently consists of four (4) Independent Trustees. The following Trustees serve as members of the Compliance Committee: Messrs. Boyer, Kenny, Vincent and Ms. Pressler. Mr. Kenny currently serves as Chairperson of the Compliance Committee.
     The Compliance Committee held five (5) meetings during the fiscal year ended March 31, 2007.
     Valuation Proxy and Brokerage Committee. As is discussed above, prior to May 10, 2007 the Board had established and in place a Valuation, Proxy and Brokerage Committee. On that date, the Board’s Committees were reconstituted and the functions of the Valuation, Proxy and Brokerage Committee were combined with that of the Compliance Committee, and the reconstituted Compliance Committee was the surviving Committee. The Compliance Committee now oversees valuation, proxy voting and brokerage matters formerly overseen by the Valuation, Proxy and Brokerage Committee.
     Prior to May 10, 2007, the Valuation, Proxy and Brokerage Committee whose functions included, among others: reviewing the determination of the value of securities held by the Fund for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the adviser’s usage of the Trust’s brokerage and adviser’s compliance with changing regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consisted of four (4) Independent Trustees. The following Trustees served as members of the Valuation, Proxy and Brokerage Committee: Dr. Gitenstein and Ms. Chadwick and Messrs. Boyer and Patton. Ms. Chadwick serves as Chairperson of the Valuation, Proxy and Brokerage Committee.
     The Valuation, Proxy and Brokerage Committee held five (5) meetings during the fiscal year ended March 31, 2007.
     Nominating and Governance Committee. The Board has established a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustees vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition of the Board, as necessary; (3) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (4) considering and recommending the creation of additional committees or changes to Trustee policies and procedures based on rule changes and “best practices” in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board’s annual self evaluation process.
     In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for Trustee should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include, at a minimum, the following information as to each individual proposed for nominations as Trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.
     The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Fund with the SEC.
     The Nominating and Governance Committee currently consists of four (4) Independent Trustees. The following Trustees serve as members of the Nominating and Governance Committee: Ms. Chadwick and Messrs. Boyer, Kenny, and Vincent. Mr. Boyer serves as Chairperson of the Nominating and Governance Committee.
     Prior to May 10, 2007, the membership of the Nominating and Governance Committee consisted of four (4) Independent Trustees. The following Trustees serve as members of the Nominating and Governance Committee: Dr. Gitenstein and Messrs. Kenny, Patton and Vincent. During the period prior to May 10, 2007, Dr. Gitenstein served as Chairperson of the Nominating and Governance Committee.
     The Nominating and Governance Committee held one (1) meetings, during the fiscal year ended March 31, 2007.
     Investment Review Committees. The Board has established two Investment Review Committees to, among others things, monitor the investment performance of the Fund and make recommendations to the Board with respect to the Fund.
     The Investment Review Committee for the Domestic Equity Funds currently consists of three (3) Independent Trustees. The following Trustees serve as members of the Investment Review Committee for the Domestic Equity Funds: Ms. Chadwick and Messrs. Earley and Putnam. Ms. Chadwick serves as Chairperson of the Investment Review Committee for the Domestic Equity Funds.
     Prior to May 10, 2007, the Investment Review Committee for the Domestic Equity Funds was comprised of (5) Independent Trustees and one (1) Trustee who is an “interested person,” as defined in the 1940 Act, of the Fund. During the period prior to March 10, 2007, the following Trustees served as members of the Investment Review Committee for the Domestic Equity Funds: Ms. Chadwick and Messrs. Patton, Putnam, Earley, Turner and Vincent. Mr. Vincent served as Chairperson of the Investment Review Committee for the Domestic Equity Funds.
     The Investment Review Committee for the Domestic Equity Funds held six (6) meetings during the fiscal year ended March 31, 2007.
     The Investment Review Committee for the International/Balanced/Fixed Income Funds currently consists of four (4) Independent Trustees. The following Trustees serve as members of the Investment Review Committee for the International/Balanced/Fixed Income Funds: Ms. Pressler and Messrs. Kenny, Boyer and Vincent. Mr. Boyer serves as Chairperson of the Investment Review Committee for the International/Balanced/Fixed Income Funds.

     Prior to May 10, 2007, the Investment Review Committee for the International/Balanced/Fixed Income Funds consisted of four (4) Independent Trustees. During the period prior to May 10, 2007, the following Trustees served as members of the Investment Review Committee for the International/Balanced/Fixed Income Funds: Ms. Pressler and Dr. Gitenstein and Messrs. Kenny and Boyer. Mr. Boyer served as Chairperson of the Investment Review Committee for the International/Balanced/Fixed Income Funds.
     The Investment Review Committee for the International/Balanced/Fixed Income Funds held nine (9) meetings during the fiscal year ended March 31, 2007.
     Contracts Committee. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the ING Funds. The responsibilities of the Contracts Committee, among other things, include: (1) identifying the scope and format of information to be provided by services providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans.
     The Contracts Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Contracts Committee: Mses. Chadwick and Pressler and Messrs. Boyer, Putnam and Vincent. Ms Pressler serves as Chairperson of the Contracts Committee.
     Prior to May 10, 2007, the Contracts Committee consisted of six (6) Independent Trustees. The following Trustees served as members of the Contracts Committee: Mses. Chadwick and Pressler and Messrs. Boyer, Patton, Vincent and Kenny. During the period prior to March 10, 2007, Ms. Pressler served as Chairperson of the Contracts Committee.
     The Contracts Committee held seven (7) meetings during the fiscal year ended March 31, 2007.
Trustee Ownership of Securities
     Share Ownership Policy
     In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially shares of one or more funds in ING entities at all times (“Policy”). For this purpose beneficial ownership of Fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Fund.
     Under this Policy, the initial value of investments in the mutual funds of the ING Funds Complex that are beneficially owned by a Trustee must equal at least $100,000. Existing Trustees shall have a reasonable amount of time, not to exceed three years, from the date upon which the minimum ownership requirement was set at $100,000 in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time, not to exceed three years, of becoming a Trustee. A decline in the value of any Fund’s investments will not cause a Trustee to have to make any additional investments under this Policy.

     Investment in mutual funds of the ING Funds Complex by the Trustees pursuant to this Policy are subject to the market timing policies applied by the mutual funds of the ING Funds Complex to other similar investors and any provisions of the ING Funds’ Code of Ethics that otherwise applies to the Trustees.
     Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2006:

Aggregate Dollar Range of Equity
Securities in all Registered
	Institutional	Investment Companies Overseen by
	Prime Money	Trustee in Family of Investment
Name of Trustees	Market Fund	Companies
Independent Trustees
John V. Boyer	None	N/A
Patricia W. Chadwick[1]	None	Over $100,000
J. Michael Earley	None	$50,001 - $100,000
Patrick W. Kenny	None	$10,001 - $50,000
$50,001 - $100,000[2]
Sheryl K. Pressler[1]	None	$50,001 - $100,000[2]
David W. C. Putnam	None	Over $100,000
Roger B. Vincent	None	Over $100,000
$50,001 - $100,000[2]

(1)	Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.

(2)	Held in a deferred compensation account and/or a 401(k) account.
Independent Trustee Ownership of Securities
     Set forth in the table below is information regarding each Independent Trustee’s (and his or her immediate family members’) share ownership in securities of the Fund’s adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Fund (not including registered investment companies) as of December 31, 2006.

	Name of Owners and			Value of	Percentage
Name of Trustee	Relationship to Trustee	Company	Title of Class	Securities	of Class
John V. Boyer	N/A	N/A	N/A	$0	N/A
Patricia W. Chadwick[1]	N/A	N/A	N/A	$0	N/A
J. Michael Earley	N/A	N/A	N/A	$0	N/A
Patrick W. Kenny	N/A	N/A	N/A	$0	N/A
David W. C. Putnam	N/A	N/A	N/A	$0	N/A
Sheryl K. Pressler[1]	N/A	N/A	N/A	$0	N/A
Roger B. Vincent	N/A	N/A	N/A	$0	N/A

(1)	Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.
Compensation of Trustees
     A new compensation policy went into effect July 1, 2007. Pursuant to this policy, each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board of any Committee attended. Further, each Independent Trustee is compensated for his or her services, on a quarterly basis, according to a fee schedule adopted by the Board. The fee schedule consists of an annual retainer, and does not include additional compensation for attendance at regular or special Board and Committee meetings. Further, Committee Chairpersons receive an additional annual retainer for their services in that capacity.

     The Fund pays to each Trustee who is not an interested person of the Fund a pro rata share of an annual retainer of $200,000. The Fund also pays a pro rata portion of the following fees: (i) Mr. Vincent, as Chairperson of the Board, receives an additional annual retainer of $75,000; (ii) Mses. Chadwick and Pressler and Messrs, Earley, Boyer1 and Kenny, as Chairpersons of Committees of the Board, each receives an additional annual retainer of $40,000, $60,000, $30,000, $50,000 and $30,000, respectively; and (iii) the Trustees’ out-of-pocket expenses for attendance at Board meetings. The pro rata share paid by each Fund is based on each Fund’s average net assets, computed as a percentage of the average net assets of all the funds managed by the Adviser or its affiliate, Directed Services, LLC for which the Trustees serve in common as Trustees.
     Prior to July 1, 2007, each Trustee was reimbursed for expenses incurred in connection with each meeting of the Board or any Committee attended. Each Independent Trustee was compensated for his or her services according to a fee schedule and received a fee that consisted of an annual retainer component and a meeting fee component.
     The Fund paid each Trustee who was not an interested person a pro rata share, as described below, of: (i) an annual retainer of $45,000 (Mses. Chadwick and Presser and Messrs. Patton, Earley, Boyer, Kenny, Vincent and Kenny and Dr. Gitenstein2, as Chairpersons of Committees of the Board, each received an additional annual retainer of $10,000, $15,000, $20,000, $20,000, $10,000, $20,000, and $10,000, respectively; (ii) $7,000 for each in person meeting of the Board (Mr. Patton, as Chairperson of the Board, received an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any Committee meeting (Chairpersons of Committees of the Board receive an additional $1,000 for each Committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Fund was based on the Fund’s average net assets as a percentage of the average net assets of all the funds managed by the adviser or its affiliate, Directed Services LLC, for which the Trustees serve in common as Trustees.
     The following table sets forth information provided by the Fund’s adviser regarding compensation of the Trustees by the Fund and other funds managed by the adviser and its affiliates for the fiscal year ended March 31, 2007. Trustees and Officers of the Trust who are also directors, officers or employees of ING and its affiliates do not receive any compensation from the Fund or any other funds managed by the adviser or its affiliates.

[1]	Mr. Boyer receives an annual retainer of $40,000 for his services as the Chairperson of the Investment Review Committee – International/Balanced/ Fixed Income, and he may receive up to $10,000 for his services as the Chairperson of the Nominating and Governance Committee. The $2,500 retainer payable to Mr. Boyer each quarter for his services to the Nominating and Governance Committee is paid only if the Committee has been active for that quarter. If the Nominating and Governance Committee has been active during all four quarters in a given year, the Chairperson will receive the full annual retainer of $10,000.

[2]	The Chairperson for the Nominating and Governance Committee was paid on a quarterly basis and only if the Nominating and Governance Committee had been active. The compensation per quarter to the Chairperson was $2,500, which if the Nominating and Governance Committee had been active for all four quarters would result in the Chairperson receiving the full annual retainer of $10,000.

Compensation Table

		Pension or
	Aggregate Compensation	Retirement		Total Compensation
	from Fund	Benefits Accrued	Estimated Annual	From Registrant and
Name of Person,	Institutional Prime Money	As Part of Fund	Benefits Upon	Fund Complex Paid
Position	Market Fund	Expenses	Retirement[1]	to Trustees[2] [3]
John V. Boyer	$944	N/A	N/A	$214,000
Trustee
Patricia W. Chadwick	$703	N/A	N/A	$154,500
Trustee
J. Michael Earley	$798	N/A	N/A	$171,000
Trustee
R. Barbara Gitenstein[4]	$686	N/A	N/A	$154,500
Trustee
Patrick W. Kenny[5]	$750	N/A	N/A	$171,625
Trustee
Walter H. May[6]	$2,084	N/A	N/A	$402,250
Trustee
Thomas McInerney [7,9]	N/A	N/A	N/A	N/A
Trustee
Jock Patton[8]	$906	N/A	N/A	$213,000
Trustee
David W.C. Putnam	$825	N/A	N/A	$181,750
Trustee
Sheryl K. Pressler[5]	$694	N/A	N/A	$152,000
Trustee
John G. Turner[9,10]	N/A	N/A	N/A	N/A
Trustee
Roger B. Vincent[5]	$1,684	N/A	N/A	$206,000
Chairman and Trustee
Richard A. Wedemeyer [11]	$2,469	N/A	N/A	$281,800
Trustee

(1)	The ING Funds have adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(2)	Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(3)	Represents compensation from 174 funds (total in complex as March 31, 2007).

(4)	Dr. Gitenstein retired as Trustee effective September 10, 2007

(5)	During the fiscal year ended March 31, 2007, Patrick Kenny, Sheryl Pressler and Roger Vincent deferred $56,188, $66,250 and $62,563, respectively, of their compensation from the Fund Complex.

(6)	Mr. May retired as Trustee on January 11, 2007.

(7)	Mr. McInerney resigned as a member of the Board on April 28, 2006.

(8)	Mr. Patton retired as Trustee on June 30, 2007.

(9)	“Interested person,” as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep, N.V., the parent corporation of the adviser, ING Investments, LLC and, ING Funds Distributor. Officers and Trustees who are interested persons do not receive any compensation from the Fund.

(10)	Mr. Turner resigned as Trustee effective October 25, 2007.

(11)	Mr. Wedemeyer retired as Trustee on May 25, 2006.
CODE OF ETHICS
     The Fund, the adviser, sub-adviser and the Distributor have adopted a code of ethics (“Code of Ethics” or written supervisory procedures) governing personal trading activities of all Trustees, officers of the Fund and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading of securities that may be purchased or held by the Fund or of Fund’s shares. The Code of Ethics also prohibits short-term trading of the Fund by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however, such persons are generally required to pre-clear all security transactions with the Fund’s Compliance Department and to report all transactions on a regular basis. The sub-adviser has adopted its own Code of Ethics to govern the personal trading activities of its personnel.
PROXY VOTING PROCEDURES
     The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Fund’s portfolio securities. The procedures and guidelines delegate to ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the adviser, the Board has also approved the adviser’s proxy voting procedures, which require the adviser to vote proxies in accordance with the Fund’s proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Board established a Valuation, Proxy and Brokerage Committee, which merged into the Compliance Committee in May 2007, to oversee the implementation of the Fund’s proxy voting procedures. In addition, the Compliance Committee oversees the implementation of the Fund’s proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Fund, including procedures of the adviser, is attached hereto as Appendix A. No later than August 31st of each year, information regarding how the Fund voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (www.ingfunds.com) or by accessing the SEC’s EDGAR database (www.sec.gov).
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS
     Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding its Fund without the consent or approval of shareholders. As of [ ], 2007, the Trustees and officers as a group owned less than 1% of any class of the Fund’s outstanding Class IS shares. Because Class IS shares had not commenced operations as of the date of this SAI no person owned beneficially or of record more than 5% of the outstanding Class IS shares of the Fund.
ADVISER
     The investment adviser for the Fund is ING Investments, LLC, (“ING Investments” or “Adviser”), which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. ING Investments, subject to the authority of the Trustees of the Fund, has the overall responsibility for the management of the Fund’s portfolio, subject to delegation of certain responsibilities to ING Investment Management Co., (“ING IM” or the “Sub-Adviser”), as the Sub-Adviser for the Fund. ING Investments and ING IM are indirect, wholly owned subsidiaries of ING Groep N.V. (“ING Groep”) (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.
     On February 26, 2001, the name of the Adviser changed from “ING Pilgrim Investments, Inc.” to “ING Pilgrim Investments, LLC.” On March 1, 2002, the name of the Adviser changed to “ING Investments, LLC.” Prior to April 30, 2001, ING Mutual Funds Management Co. LLC (“IMFC”) served as investment adviser to certain of the ING Funds. On April 30, 2001, IMFC, an indirect, wholly owned subsidiary of ING Groep that had been under common control with ING Investments, merged with ING Investments.
     ING Investments serves pursuant to an investment management agreement (“Investment Advisory Agreement”) between ING Investments and the Trust, on behalf of the Fund. The Investment Advisory Agreement requires ING Investments to oversee the provision of all investment advisory and portfolio management services for the Fund. Pursuant to a sub-advisory agreement, (the “Sub-Advisory Agreements”), ING Investments has delegated certain management responsibilities to ING IM. ING Investments, as Adviser, oversees the investment management of ING IM.
     The Investment Advisory Agreement requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund’s assets and the purchase or sale of its portfolio securities. ING Investments also provides investment research and analysis. The Investment Advisory Agreement provides that ING Investments is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Investment Advisory Agreement.
     After an initial term of two years, the Investment Advisory Agreement and Sub-Advisory Agreement continue in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a “majority” (as defined in the 1940 Act) of the Fund’s outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not “interested persons” (as defined in the 1940 Act) of ING Investments by vote cast in person at a meeting called for the purpose of voting on such approval.
     The Investment Advisory Agreement is terminable without penalty with not less than sixty (60) days’ notice by the Board of Trustees or by a vote of the holders of a majority of the Fund’s outstanding shares voting as a single class, or upon not less than sixty (60) days’ notice by ING Investments. The Investment Advisory Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).
     For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships for the Fund, please refer to the annual shareholder report dated March 31, 2007.
Advisory Fees
     ING Investments bears the expenses of providing its services, and pays the fees of ING IM. For its services, the Fund pays ING Investments, expressed as an annual rate, a monthly fee in arrears equal to the following as a percentage of the Fund’s average daily net assets during the month:

Fund	Annual Investment Management Fee
Institutional Prime Money Market	0.08% of the Fund’s average daily net assets
Advisory Fees Paid
     During the fiscal years ended March 31, 2007, 2006 and 2005, the Fund paid ING Investments the following investment advisory fees:

	March 31
Fund	2007	2006		2005
Institutional Prime Money Market(1)	$248,309	$92,438	(2)	N/A

(1)	Institutional Prime Money Market Fund commenced operation on July 29, 2005.

(2)	Reflects the eight-month period from July 29, 2005 to March 31, 2006.
EXPENSE LIMITATION AGREEMENT
     ING Investments has entered into an expense limitation agreement (“Expense Limitation Agreement”) with the Trust, on behalf of the Fund, pursuant to which ING Investments has agreed to waive or limit its fees. In connection with the agreement and certain U.S. tax requirements, ING Investments will assume other expenses so that the total annual ordinary operating expenses of the Fund, which excludes interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund’s business, and expenses of any counsel or other persons or services retained by the Trustees who are not “interested persons” (as defined in the 1940 Act) of ING Investments or ING IM, do not exceed:

Fund
Institutional Prime Money Market	0.17%
     The Fund may at a later date reimburse ING Investments for management fees waived and other expenses assumed by ING Investments during the previous thirty-six (36) months, but only if, after such reimbursement, the Fund’s expense ratio does not exceed the percentage described above. ING Investments will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.
     The expense limitation is contractual, and after an initial term, shall renew automatically for one-year terms unless ING Investments provides written notice of termination of the agreement to the Independent Chairman of the Board within ninety (90) days’ of the end of the then-current term for the Fund or upon termination of the Fund’s Management Agreement. The Expense Limitation Agreement may be terminated by the Trust, without payment of any penalty, upon written notice to ING Investments at its principal place of business within ninety (90) days’ of the end of the then-current term for the Fund.
SUB-ADVISER
     The Investment Advisory Agreement for the Fund provides that ING Investments, with the approval of the Trust’s Board, may select and employ investment advisers to serve as sub-adviser for the Fund, and shall monitor ING IM’s investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions. ING Investments pays all of its expenses arising from the performance of its obligations under the Investment Advisory Agreement, including all fees payable to ING IM, executive salaries and expenses of the Trustees and officers of the Trust who are employees of ING Investments or its affiliates. ING IM pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreement.
     Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Trust are borne by the Fund, including, without limitation, brokerage commissions, legal, auditing, taxes or governmental fees, networking servicing costs, fund accounting servicing costs, fulfillment servicing costs, the cost of preparing share certificates, custodian, depository, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for state, insurance premiums on property or personnel (including officers and trustees if available) of the Series which inure to each Series benefit, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other Board approved expenses incurred by the Trust in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to shareholders.
     The Sub-Advisory Agreement may be terminated without payment of any penalties by ING Investments, the Trustees, on behalf of the Fund, or the shareholders of the Fund upon sixty (60) days’ prior written notice. Otherwise, after an initial term of two years, the Sub-Advisory Agreement will remain in effect from year to year, subject to the annual approval of the Board, on behalf of the Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees, on behalf of the Fund who are not parties to the Sub-Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.
     The Trust and ING Investments have received an exemptive order from the SEC that allows ING Investments to enter into new investment sub-advisory contracts on behalf of the Fund (“Portfolio Management Agreements”) and to make material changes on behalf of the Fund to the Portfolio Management Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Portfolio Management Agreements with the sub-advisers on behalf of the Fund. In accordance with the exemptive order received from the SEC, an information statement describing any change in sub-adviser will be provided to shareholders within ninety (90) days of the change. ING Investments remains responsible for providing general management services to the Fund, including overall supervisory responsibility for the general management and investment of the Fund’s assets, and, subject to the review and approval of the Board, will among other things: (i) set the Fund’s overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Fund’s assets; (iii) when appropriate, allocate and reallocate the Fund’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Fund’s investment objective, policies and restrictions.
     Pursuant to a Sub-Advisory Agreement between ING Investments and ING IM, ING IM serves as the Sub-Adviser to the Fund. In this capacity, ING IM, subject to the supervision and control of ING Investments and the Board, manages the Fund’s portfolio investments consistently with its investment objective, and execute any of the Fund’s investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement are based on an annual fee as disclosed below and are paid monthly in arrears by ING Investments. ING IM, a Connecticut Corporation, is located at 230 Park Avenue, New York, NY 10169. ING IM is a wholly-owned subsidiary of ING Groep and an affiliate of ING Investments.
Sub-Advisory Fees
     As compensation to ING IM for its services, ING Investments pays ING IM a monthly fee in arrears equal to the following as a percentage of the Fund’s average daily net assets managed during the month:

Fund	Annual Sub-Advisory Fee
Institutional Prime Money Market	0.04%
Sub-Advisory Fees Paid
     For the fiscal years ended March 31, 2007, 2006 and 2005, ING Investments paid sub-advisory fees in the following amounts:

	March 31
Fund	2007	2006		2005
Institutional Prime Money Market (1)	$124,153	$46,219	(2)	N/A

(1)	Institutional Prime Money market Fund commenced operation on July 29, 2005.

(2)	Reflects the eight-month period from July 29, 2005 to March 31, 2006.
PORTFOLIO MANAGER
Other Accounts Managed
     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of March 31, 2007.

Other Pooled Investment
	Registered Investment Companies		Vehicles		Other Accounts
	Number of		Number of		Number of
Portfolio Manager	Accounts	Total Assets	Accounts	Total Assets	Accounts	Total Assets
David S. Yealy	15	$4,696,367,112	3	$80,795,035	1	$54,077,913
None of the accounts managed are subject to performance fees.

Potential Material Conflicts of Interest
     A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to a Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.
     A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.
     A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.
     A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.
     As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.
     Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.
Compensation
     Compensation consists of (a) fixed base salary; (b) bonus which is based on ING IM performance, one- and three-year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.
     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined the iMoneyNet First Tier Index and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.
     Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).
     Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.
     Portfolio managers whose fixed base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.
Ownership of Securities
     The following table shows the dollar range of shares of the Fund owned by the portfolio manager as of March 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Dollar Range of Fund Shares Owned
David S. Yealy	None

RULE 12b-1 PLAN
     The Trust has a distribution or shareholder service plan pursuant to Rule 12b-1 under the 1940 Act applicable to most classes of shares offered by Class IS shares of the Fund (“Rule 12b-1 Plan”). The Fund intends to operate the Rule 12b-1 Plan in accordance with its terms and [the National Association of Securities Dealers, Inc.] rules concerning sales charges. Under the Rule 12b-1 Plan, the Distributor may be entitled to a payment each month in connection with the offering, sale, and shareholder servicing of Class IS shares in amounts as set forth in the following table. [The Fund does not have a 12b-1 Plan with respect to Class I shares.]

Fees Based on Average Daily Net Assets
Name of Fund	Class IS
Institutional Prime Money Market	0.10%
     Class IS shares
     These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of Class IS shares of the Fund, including payments to dealers for selling shares of the Fund and for servicing shareholders of this class of the Fund. Activities for which these fees may be used include: promotional activities; preparation and distribution of advertising materials and sales literature; expenses of organizing and conducting sales seminars; personnel costs and overhead of the Distributor; printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; payments to dealers and others that provide shareholder services; interest on accrued distribution expenses; and costs of administering the Rule 12b-1 Plan. No more than 0.10% per annum of the Fund’s average net assets may be used to finance distribution expenses, exclusive of shareholder servicing payments, and no Authorized Dealer may receive shareholder servicing payments in excess of 0.10% per annum of the Fund’s average net assets held by the Authorized Dealer’s clients or customers.
     Under the Rule 12b-1 Plan, ongoing payments will be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record. The rates, on an annual basis, are as follows: 0.10% for Class IS shares. Rights to these payments begin to accrue in the 13th month following a purchase of Class IS shares. The Distributor may, in its discretion, pay such financial intermediary12b-1 fees prior to the 13th month following the purchase of Class IS shares.
     With respect to Class IS shares of the Fund, the Distributor will receive payment without regard to actual distribution expenses it incurs. If the Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of the Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments for expenses incurred after the date the Rule 12b-1 Plan terminates.
     In addition to paying fees under the Fund’s Rule 12b-1 Plan, the Fund may pay service fees to intermediaries such as brokers-dealers, financial advisors, or other financial institutions, including affiliates of ING Investments (such as ING Funds Services) for administration, sub-transfer agency, and other shareholder services associated with investors whose shares are held of record in omnibus accounts. These additional fees paid by the Fund to intermediaries may take two forms: (1) basis point payments on net assets and/or (2) fixed dollar amount payments per shareholder account. These may include payments for 401(K) sub-accounting services, networking fees, and omnibus account servicing fees.
     The Rule 12b-1 Plan has been approved by the Board, including all of the Trustees who are not interested persons of the Trust as defined in the 1940 Act. The Rule 12b-1 Plan must be renewed annually by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be committed to the Trustees who are not interested persons. The Rule 12b-1 Plan and any distribution or service agreement may be terminated by the Fund at any time, without any penalty, by such Trustees or by a vote of a majority of the Fund’s outstanding shares on written notice. The Distributor or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.
     In approving the Rule 12b-1 Plan, the Board has determined that differing distribution arrangements in connection with the sale of new shares of the Fund are necessary and appropriate to meet the needs of different potential investors. Therefore, the Board, including those Trustees who are not interested persons of the Trust, concluded that, in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Rule 12b-1 Plan as tailored to Class IS shares of the Fund will benefit the Fund and its respective shareholders.
     The Rule 12b-1 Plan and any distribution or service agreement may not be amended to increase materially the amount spent for distribution expenses as to the Fund without approval by a majority of the Fund’s outstanding shares, and all material amendments to the Rule 12b-1 Plan or any distribution or service agreement shall be approved by the Trustees who are not interested persons of the Trust, cast in person at a meeting called for the purpose of voting on any such amendment.
     The Distributor is required to report in writing to the Board at least quarterly on the monies reimbursed to it under the Rule 12b-1 Plan, as well as to furnish the Board with such other information as may be reasonably requested in connection with the payments made under the Rule 12b-1 Plan in order to enable the Board to make an informed determination of whether the Rule 12b-1 Plan should be continued. The terms and provision of the Rule 12b-1 Plan and Shareholder Services Plan relating required reports, term and approval are consistent with the requirements of Rule 12b-1.
     Because the Class IS shares had not commenced operations as of the date of this SAI, the Distributor has not received any fees in connection with the Rule 12b-1 Plan.
Other Expenses
     In addition to the management fee and other fees described previously, the Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees; proxy solicitation costs; and the compensation of Trustees who are not affiliated with ING Investments. Most Fund expenses are allocated proportionately among all of the outstanding shares of the Fund. However, the Rule 12b-1 Plan fees for Class IS shares are charged proportionately only to the outstanding shares of that class.
ADMINISTRATOR
     ING Funds Services, LLC (“ING Funds Services” or “Administrator”) serves as administrator for the Fund pursuant to an Administration Agreement. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to properly conduct the Fund’s business, except for those services performed by ING Investments under the Investment Advisory Agreement, ING IM under the Sub-Advisory Agreement, the custodian for the Fund under the Custodian Agreements, the transfer agent for the Fund under the Transfer Agency Agreement, and such other service providers as may be retained by the Fund from time to time. The Administrator acts as liaison among these service providers to the Fund. The Administrator is also responsible for monitoring the Fund’s compliance with applicable legal requirements and the investment policies and restrictions of the Fund and provides office space for the Trust. The Administrator is an affiliate of ING Investments. ING Funds Services does not receive an annual administration fee for Institutional Prime Money Market Fund.
     The Administration Agreement may be cancelled by the Board of the Trust on behalf of the Fund,

without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days’ written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) days’ written notice to the Trust.
CUSTODIAN
     The Bank of New York Mellon Corporation (formerly, The Bank of New York), One Wall Street, New York, New York, 10286, serves as custodian of the Fund. The custodian does not participate in determining the investment policies of the Fund nor in deciding which securities are purchased or sold by the Fund. The Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian. For portfolio securities that are purchased and held outside the U.S., The Bank of New York Mellon Corporation has entered into sub-custodian arrangements (which are designed to comply with Rule 17f-5 under the 1940 Act) with certain foreign banks and clearing agencies.
LEGAL COUNSEL
     Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     KPMG LLP serves as an independent registered public accounting firm for the Fund. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. KPMG LLP is located at 99 High Street, Boston, Massachusetts 02110.
TRANSFER AGENT
     DST Systems, Incorporated, P.O. Box 219368, Kansas City, Missouri 64141-9368, serves as the Transfer Agent and dividend-paying agent to the Fund.
PORTFOLIO TRANSACTIONS
     The Investment Advisory Agreement and Sub-Advisory Agreement authorize ING Investments or ING IM to select the brokers or dealers that will execute the purchase and sale of investment securities for the Fund. In all purchases and sales of securities for the portfolio of the Fund, the primary consideration is to obtain the most favorable execution available. Pursuant to the Investment Advisory Agreement or Sub-Advisory Agreement ING Investments or ING IM determines, subject to the instructions of and review by the Board, which securities are to be purchased and sold by the Fund and which brokers are to be eligible to execute portfolio transactions of the Fund. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker,” unless in the opinion of ING Investments or ING IM, a better price and execution can otherwise be obtained by using a broker for the transaction.
     In placing portfolio transactions, ING Investments or ING IM are required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm’s risk in positioning a block of securities, and other factors. ING Investments or ING IM may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Fund. Under these programs, the participating broker-dealers will return to the Fund a portion of the brokerage commissions (in the form of a credit to the Fund) paid to the broker-dealers to pay certain expenses of the Fund. These commission recapture payments benefit the Fund, and not ING Investments or ING IM.

     In selecting a broker-dealer, ING Investments or ING IM will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. ING Investments or ING IM may also take into account the quality of research and related services that can be provided by a broker-dealer, provided that ING Investments or ING IM makes a good faith determination that the broker commission paid by the Fund is reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the 1934 Act, ING Investments or ING IM may cause the Fund to pay a broker-dealer, which provides “brokerage and research services” (as defined in the 1934 Act) to ING Investments or ING IM, commissions for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting the transaction.
     For many years, it has been a common practice for investment managers to receive research services from broker-dealers that execute portfolio transactions for the clients of the managers. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, ING Investments or ING IM may receive research services from broker-dealers with which ING Investments or ING IM places the Fund’s securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and ING Investments or ING IM does not bear the expense of these services if provided by a broker-dealer that executes trades for the Fund, and the advisory fee paid to ING Investments or sub-advisory fee paid to ING IM is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value to ING Investments or ING IM in advising the Fund and other clients, although not all of the research services received by ING Investments or ING IM will necessarily be useful and of value in managing the Fund. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by ING Investments or ING IM for the execution of securities transactions for the Fund. In addition, in negotiating commissions with a broker, the Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by ING Investments or ING IM to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.
     Portfolio transactions may be executed by brokers affiliated with the ING Groep or ING Investments or ING IM, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. The placement of portfolio brokerage with broker-dealers who have sold shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. (“NASD”).
     Purchases of securities for the Fund also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers, which specialize in the types of securities, which the Fund will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter, which has provided such research, or other services as mentioned above.
     Some securities considered for investment by the Fund may also be appropriate for other clients served by ING Investments or ING IM. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these other clients serviced by ING Investments or ING IM is considered at or about the same time, transactions in such securities will be allocated among the Fund and ING Investments or ING IM’s other clients in a manner deemed fair and reasonable by ING Investments or ING IM. Although there is no specified formula for allocating such transactions, the various allocation methods used by ING Investments or ING IM, and the results of such allocations, are subject to periodic review by the

Board. To the extent the Fund seeks to acquire the same security at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.
     Purchases and sales of fixed-income securities will usually be accomplished in principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.
     In purchasing and selling fixed-income securities, it is the policy of the Fund to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While ING Investments or ING IM generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.
     The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.
     Brokerage commissions paid by each Fund for previous fiscal years/periods are as follows:

	March 31
Fund	2007	2006		2005
Institutional Prime Money Market Fund (1)	$0	$0	(2)	N/A

(1)	Institutional Prime Money market Fund commenced operation on July 29, 2005.

(2)	Reflects the eight-month period from July 29, 2005 to March 31, 2006.
     The Fund commenced operations on July 29, 2005; therefore the Fund did not pay any brokerage commission to affiliated persons during the fiscal year ended March 31, 2005. During the fiscal year ended March 31, 2006, the Fund did not pay any brokerage commissions to affiliated persons. During the fiscal year ended March 31, 2007, the Fund did not pay any brokerage commissions to affiliated persons.
     The Fund commenced operations on July 29, 2005; therefore the Fund did not receive any research, statistical or other services for the fiscal years ended March 31, 2005. During the fiscal years ended March 31, 2007 and March 31, 2006, of the total commissions paid, the Fund received $0 and $0, respectively by firms, which provided research, statistical or other services to ING Investments. ING Investments has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.
     During the fiscal year ended March 31, 2007, the Fund acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents. The holdings of securities of such brokers and dealers were as follows as of March 31, 2007:

Fund	Broker/Dealer	Market Value
Institutional Prime Money Market	Bank of America	$9,799,994
	Bear Stearns	$4,848,398
	Credit Suisse First Boston	$5,000,000
	Goldman Sachs & Company	$6,507,227
	HSBC Securities, Inc.	$14,394,993
	Lehman Brothers	$5,500,428
	Morgan Stanley	$14,081,383
	Merrill Lynch & Co.	$5,200,560
	RBC Capital Markets	$9,749,412
	SunTrust Capital Markets, Inc.	$7,999,051

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
     A complete description of the manner in which the shares may be purchased, redeemed or exchanged appears in the Fund’s Prospectus under “Shareholder Guide.” Shares of the Fund are offered at the NAV next computed following receipt of the order by the dealer (and/or the Distributor) or by the Trust’s transfer agent, DST Systems, Inc. (“Transfer Agent”).
     If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Fund shares.
     Certain investors may purchase shares of the Fund with liquid assets with a value which is readily ascertainable by reference to a domestic exchange price and which would be eligible for purchase by the Fund consistent with the Fund’s investment policies and restrictions. These transactions will only be effected if ING Investments or ING IM intends to retain the security in the Fund as an investment. Assets so purchased by the Fund will be valued in generally the same manner as they would be valued for purposes of pricing that Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.
Redemptions
     Payment to shareholders for shares redeemed will be made available the same business day by wire, provided your redemption request is received in good order by [4:30 p.m. Eastern time.] Otherwise, your redemption proceeds will be paid on the next business day. The Fund reserves the right to postpone the payment of any redemption for up to seven (7) business day after the acceptance of the redemption order and may postpone payment longer during any period when (a) trading on the New York Stock Exchange (“NYSE”) is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) the Fund chooses to close at or prior to the Bond Market Association (“BMA”) recommended closing time; (c) an emergency exists as determined by the SEC, as a result of which (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonable practical for the Fund to determine fairly the value of its net assets; or (d) for such other period as the SEC may permit for the protection of the Fund’s shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to fifteen (15) days or longer.
     The Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, the Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contain a formula for determining the minimum amount of cash to be paid as part of any redemption. In the event the Fund must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the NAV of such shares.
     Due to the relatively high cost of handling small investments, the Fund reserves the right, upon thirty (30) days’ prior written notice, to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account has a total value that is less than the Fund minimum (as described in the Fund’s Prospectus), other than as a result of a decline in the NAV per share. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder thirty (30) days to make an additional investment in an amount that will increase the value of the account to at least the minimum before the redemption is processed. This policy will not be implemented where the Fund has previously waived the minimum investment requirements.
     The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.
SHAREHOLDER INFORMATION
     Certificates representing shares of the Fund will not normally be issued to shareholders. The Transfer Agent will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.
     The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).
     The Trust reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase order with respect to shares of the Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund’s NAV (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting theses securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares with respect to any one shareholder during any ninety (90)-day period solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund at the beginning of the period.
SHAREHOLDER SERVICES AND PRIVILEGES
     All shareholders will receive a confirmation of each new transaction in their accounts, which will also show the total number of Fund shares owned by each shareholder, the number of shares being held in safekeeping by the Fund’s Transfer Agent for the account of the shareholder and a cumulative record of the account for the entire year. Shareholders may rely on these statements in lieu of certificates. Certificates representing shares of a fund will not be issued unless the shareholder requests them in writing.
Telephone Redemption Privileges
     As discussed in the Prospectus, the telephone redemption privilege is available for all shareholder accounts; however, retirement accounts may not utilize the telephone redemption privilege. The telephone privileges may be modified or terminated at any time. The privilege is subject to the conditions and provisions set forth below and in the Prospectuses.
     Telephone redemption instructions received in good order before the pricing of the Fund on any day on which the Federal Reserve Bank of New York and the NYSE are open for business (a “Business Day”), but not later than [4:30 p.m. Eastern time], will be processed at that day’s closing NAV. There is no fee for telephone redemptions, (See “Redemption of Shares” in the Prospectus). Telephone redemptions instructions should be made by dialing 1-800-992-0180 and selecting option 3.
     Telephone redemption requests must meet the following conditions to be accepted by the Fund :
a)	Proceeds of the redemption may be directly deposited into a predetermined bank account, or mailed to the current address on record. This address cannot reflect any change within the previous thirty (30) days.

b)	Certain account information will need to be provided for verification purposes before the redemption will be executed.
c)	Shares may not be redeemed unless a redemption privilege is offered pursuant to the Fund’s then-current prospectuses.
d)	Proceeds of a redemption may be delayed up to fifteen (15) days or longer until the check used to purchase the shares being redeemed has been paid by the bank upon which it was drawn.
NET ASSET VALUE
     As noted in the Prospectus, the NAV and offering price of the Fund’s shares will be determined once daily usually as of [4:30 p.m. Eastern time.] On any business day when the BMA recommends that the securities markets close early, the Fund reserves the right to close at or prior to the BMA recommended closing time. If the Fund does so, it may cease granting same business day credits of purchases and redemption orders received after the Fund’s closing time and credit will be granted on the next business day. The Fund is open for business every day the Federal Reserve Bank of New York and the NYSE is open. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
     The fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. For the purpose of determining the price at the Fund’s shares are issued and redeemed, the NAV per share is calculated immediately after the daily dividend declaration by: (a) valuing all securities and instruments as set forth below; (b) subtracting the Fund’s liabilities; and (c) dividing the resulting amount by the number of shares outstanding. As discussed below, it is the intention of the Fund to maintain a NAV per share of $1.00. The Fund’s portfolio instruments are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold its portfolio. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all its portfolio instruments. Thus, if the use of amortized cost by the Fund results in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.
     The Fund’s use of amortized cost and the maintenance of the Fund’s per share net value at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the 1940 Act. As a condition of operating under that rule, the Fund must maintain a dollar-weighted average portfolio maturity of ninety (90) days or less, purchase only instruments having remaining maturities of 397 days or less (as determined in accordance with maturity shortening provisions of the Rule), and invest only in securities which are determined by the Board to present minimal credit risks and which are of high quality as required by the Rule, or in the case of any instrument not so rated, considered by the Board to be of comparable quality.
     As required by Rule 2a-7, the Board has adopted a procedure for the periodic comparison of the Fund’s NAV per share, as determined based on market values, with the Fund’s NAV per share, as determined using amortized cost values. These procedures require that the Board promptly consider what, if any, action should be taken if the amortized cost NAV deviates from market value NAV by more that 1/2 of 1 percent.
     When determining the market value NAV per share of the Fund, the investments for which market quotations are readily available are valued at the most recent bid price or quoted yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Board.
TAX CONSIDERATIONS
     The following discussion summarizes certain U.S. federal tax considerations generally affecting the Fund and its shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Fund. This discussion is based on the Internal Revenue Code of 1986, as amended (“Code”), Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this SAI, all of which are subject to change, which change may be retroactive.
     The Fund intends to qualify as a regulated investment company (“RIC”) under the Code. To so qualify and to be taxed as a RIC, the Fund must, among other things: (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies net income derived from an interest in a qualified publicly traded partnership, or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund’s business of investing in stocks, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICS, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses or of one or more qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.
     The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to the Fund’s principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income, which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.
     The status of the Fund as RIC does not involve government supervision of management or of their investment practices or policies. As a RIC, the Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4.00% excise tax. To prevent application of the excise tax, the Fund currently intends to make distributions in accordance with the calendar year distribution requirement.
     If, in any taxable year, the Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate dividends-received deduction or as qualified dividends for individual shareholders) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders’ hands as long-term capital gains. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets

(the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.
Distributions
     Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income, whether paid in cash or invested in Fund shares. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to the Fund’s dividend income from U.S. corporations, and if other applicable requirements are met. However, the Fund does not expect to derive a material amount of dividend income from U.S. corporations. Furthermore, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction.
     Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund’s shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxed as ordinary income (the Fund does not expect to distribute any long-term capital gain).
     Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of the Fund. Any distributions that are not from the Fund’s investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.
     Current tax law (which is scheduled to expire after 2010) provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. Because the Fund invests substantially all of its assets in debt securities, the Fund expects that it distributions will not generally qualify for the new lower tax rates.
     Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.
Original Issue Discount and Market Discount
     Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.
     Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which such Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income. In general the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.
Foreign Currency Transactions
     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988” gains and losses, may increase or decrease the amount of the Fund’s net investment income to be distributed to its shareholders as ordinary income.
Foreign Withholding Taxes
     Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries which generally will reduce investment company taxable income and distributions by the Fund.
Sale or Other Disposition of Shares
     Upon the sale or exchange of his shares, a shareholder generally will realize a taxable gain or loss depending upon his basis in the shares. Assuming the Fund continuously maintains a NAV of $1.00 per share, shareholders of the Fund will not recognize gain or loss upon a sale or exchange of such shares. Any such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands.
Backup Withholding
     The Fund generally will be required to withhold federal income tax equal to the fourth lowest tax rate applicable to unmarried individuals (currently at a rate of 28%) (“backup withholding”) from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number and to make such certifications as the Fund may require, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s federal income tax liability.
Foreign Shareholders
     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends derived (including distributions of any net short-term capital gains) will no longer be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. However, subject to certain limitations and the receipt of further guidance from the U.S. Treasury, dividends paid to certain foreign shareholders may be exempt from U.S. tax through 2007 to the extent such dividends are attributable to qualified interest and/or net short-term capital gains, provided that the

Fund elects to follow certain procedures. The Fund may choose to not follow such procedures and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.
     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.
Other Taxes
     Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. This discussion does not purport to deal with all of the tax consequences applicable to shareholders. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in the Fund.
DISTRIBUTOR
     Shares of the Fund are distributed by the Distributor pursuant to an Underwriting Agreement between the Distributor and the Trust on behalf of the Fund. The Underwriting Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Fund. After an initial term, the Underwriting Agreement will remain in effect from year to year only if its continuance is approved annually by a majority of the Board who are not parties to such agreement or “interested persons” of any such party, and either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Fund. See the Prospectus for information on how to purchase and sell shares of the Fund, and the charges and expenses associated with an investment. The sales charge retained by the Distributor and the commissions reallowed to selling dealers are not an expense of the Fund and have no effect on the NAV of the Fund. The Distributor’s address is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. The Distributor is a Delaware corporation and is an affiliate of ING Investments and is a wholly-owned, indirect subsidiary of ING Groep.
CALCULATION OF PERFORMANCE DATA
Average Annual Total Return Information
     The Fund may, from time to time, include “total return” in advertisements or reports to shareholders or prospective investors.
     Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one (1), five (5) and ten (10) years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:
P(1 + T)n = ERV

Where:	P	=	a hypothetical initial payment of $1,000,
	T	=	the average annual total return,
	n	=	the number of years, and
	ERV	=	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

     All total return figures assume that all dividends are reinvested when paid.
     From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund’s shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one-, five- and ten-year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund’s operations, or on a year-by-year basis).
Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation
     The Fund may, from time to time, include “total return after taxes on distributions and redemption” in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one (1), five (5) and ten (10) years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:
P(1 + T)n = ATVDR

Where:	P	=	a hypothetical initial payment of $1,000,
	T	=	the average annual total return (after taxes on distributions),
	n	=	the number of years, and
	ATVDR	=	ending value of a hypothetical $1,000 payment made at the beginning of the one (1)-, five (5)-, or ten (10)-year periods (or fractional portion), after taxes on fund distributions and redemption.
     All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.
     From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund’s shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one (1), five (5) and ten (10) year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund’s operations, or on a year-by-year basis).
     Current yield for the Fund will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular seven (7)-day period, less a pro rata share of Fund expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. “Effective yield” the Fund assumes that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)(365/7)] – 1
     The seven (7)-day and effective seven (7)-day average yields for the Fund for the period ended March 31, 2007 were as follows:

Fund	Seven-Day Yield	Effective Seven-Day Yield
Institutional Prime Money Market	5.27%	5.14%
     The Fund may also from time to time advertise its yield based on a thirty (30)-day or ninety (90)-day period ended on a date other than the most recent balance sheet included in the Fund’s Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based. Any quotation of performance stated in terms of yield (whether based on a thirty (30)-day or ninety (90)-day period) will be given no greater prominence than the information prescribed under SEC rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
     The Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for the Fund is the annualization of the Fund’s distribution per share divided by the maximum offering price per share of the Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income and will assume the payment of the maximum sales load, including any applicable contingent deferred sales charge.
Additional Performance Quotations
     Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Because these additional quotations will not reflect the maximum sales charge payable, these performance quotations will be higher than the performance quotations that reflect the maximum sales charge.
     Total returns and yields are based on past results and are not necessarily a prediction of future performance.
PERFORMANCE COMPARISONS
     In reports or other communications to shareholders or in advertising material, the Fund may compare the performance of its shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indices of investment securities. In addition, certain indices may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. If the Fund compares its performance to other funds or to relevant indices, the Fund’s performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indices, may not reflect sales charges, which, if reflected, would reduce performance results.
     Because the Fund’s Class IS shares had not commenced operations as of the date of this SAI, listed below are the average annual total returns, for the Fund’s Class I shares’ one (1)-, five (5)-, and ten (10)-year periods ended March 31, 2007, if applicable, for the period from commencement of operations to March 31, 2007:

	1	5	10	Since	Inception
Fund	Year	Year	Year	Inception	Date
Institutional Prime Money Market (1)	5.25%	N/A	N/A	4.76%	07/29/05

(1)	Commenced operation on July 29, 2005.
     Reports and promotional literature may also contain the following information: (i) a description of the gross national or domestic product and populations, including but not limited to age characteristics, of various countries and regions in which the Fund may invest, as compiled by various organizations, and projections of such information; (ii) the performance of worldwide equity and debt markets; (iii) the capitalization of U.S. and foreign stock markets prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization; (iv) the geographic distribution of the Fund’s portfolio; (v) the major industries located in various jurisdictions; (vi) the number of shareholders in the Funds or other ING Funds and the dollar amount of the assets under management; (vii) descriptions of investing methods such as dollar-cost averaging, best day/worst day scenarios, etc.; (viii) comparisons of the average price to earnings ratio, price to book ratio, price to cash flow and relative currency valuations of the Fund and individual stocks in the Fund’s portfolio, appropriate indices and descriptions of such comparisons; (ix) quotes from the Sub-Adviser of the Fund or other industry specialists; (x) lists or statistics of certain of the Fund’s holdings including, but not limited to, portfolio composition, sector weightings, portfolio turnover rate, number of holdings, average market capitalization, and modern portfolio theory statistics; (xi) NASDAQ symbols for the Fund; and descriptions of the benefits of working with investment professionals in selecting investments.
     In addition, reports and promotional literature may contain information concerning ING Investments, ING IM, ING Capital Corporation, LLC (“ING Capital”), ING Funds Services or affiliates of the Trust, ING Investments, ING IM, ING Capital or ING Funds Services including: (i) performance rankings of other funds managed by ING Investments or ING IM, or the individuals employed by ING Investments or ING IM who exercise responsibility for the day-to-day management of the Fund, including rankings of mutual funds published by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., or other rating services, companies, publications or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; (iii) information regarding the acquisition of ING Funds by ING Capital; (iv) the past performance of ING Capital and ING Funds Services; (v) the past performance of other funds managed by ING Investments; and (vi) information regarding rights offerings conducted by closed-end funds managed by ING Investments.
DISTRIBUTIONS
     As noted in the Prospectus, shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional shares of a respective class of the Fund at the then current NAV, with no sales charge. The Fund’s management believes that most investors desire to take advantage of this privilege. It has therefore made arrangements with its Transfer Agent to have all income dividends and capital gains distributions that are declared by the Fund automatically reinvested for the account of each shareholder. A shareholder may elect at any time by writing to the Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election, each purchase of shares of a class of the Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder’s agent to receive his dividends and distributions upon all shares registered in his name and to reinvest them in full and fractional shares of the respective class of the Fund at the applicable NAV in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of Fund shares request that dividends and/or capital gains distributions be paid to him in cash.
GENERAL INFORMATION
     The authorized capital of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. Holders of shares of the Fund have one vote for each share held. All shares when issued are fully paid, non-assessable, and redeemable. Shares have no preemptive rights. All shares have equal voting, dividend and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons to the Board. Generally, there will not be annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Shareholders may, in accordance with the Fund’s charter, cause a meeting, of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Fund or class having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.
     The Board may classify or reclassify any unissued shares into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. The Board may create additional series (or classes of series) of shares without shareholder approval. Any series or class of shares may be terminated by a vote of the shareholders of such series or class entitled to vote or by the Trustees of the Trust by written notice to shareholders of such series or class. Shareholders may remove Trustees from office by votes cast at a meeting of shareholders or by written consent.
Other Information
     The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Trust by any governmental agency. The Prospectus and this SAI omit certain of the information contained in the Trust’s Registration Statement filed with the SEC, and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.
     Investors in the Fund will be kept informed of their progress through annual and semi-annual shareholder reports, when available, showing portfolio composition, statistical data and any other significant data, including financial statement audited by an independent registered public accounting firm.
Reports to Shareholders
     The fiscal year of the Fund ends on March 31 of each year. The Fund will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders each year.
FINANCIAL STATEMENTS
     The financial statements from the Fund’s annual shareholder report, dated March 31, 2007, and semi-annual shareholder report dated September 30, 2007, are incorporated herein by reference. Copies of the

Fund’s annual and semi-annual (unaudited) shareholder reports may be obtained without charge by contacting ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 992-0180.

APPENDIX A- PROXY VOTING PROCEDURES AND GUIDELINES

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES
Effective Date: July 10, 2003
Revision Date: September 1, 2007

I. INTRODUCTION
The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof, except for any “Sub-Adviser-Voted Series” identified on Exhibit 1 and further described in Section III below (each non-Sub-Adviser-Voted Series hereinafter referred to as a “Fund” and collectively, the “Funds”). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund subject to these Procedures and Guidelines will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”). The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors1 (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors2 of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.
II. COMPLIANCE COMMITTEE
The Boards hereby delegate to the Compliance Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”). The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be

[1]	Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Compliance Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Compliance Committee with respect to any other Fund.

[2]	The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.
Effective Date: 07/10/03
Revision Date: 09/01/07

a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.
III. DELEGATION OF VOTING AUTHORITY
Except as otherwise provided for herein, the Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Compliance Committee.
A Board may elect to delegate the voting of proxies to the Sub-Adviser of a portfolio or series of the ING Funds. In so doing, the Board shall also approve the Sub-Adviser’s proxy policies for implementation on behalf of such portfolio or series (a “Sub-Adviser-Voted Series”). Sub-Adviser-Voted Series shall not be covered under these Procedures and Guidelines but rather shall be covered by such Sub-Adviser’s proxy policies, provided that the Board, including a majority of the independent Trustees/Directors1, has approved them on behalf of such Sub-Adviser-Voted Series.
When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.
Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.
A fund that is a “feeder” fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

[1]	The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.
Effective Date: 07/10/03
Revision Date: 09/01/07

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.
IV. APPROVAL AND REVIEW OF PROCEDURES
Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Compliance Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Compliance Committee at its next regularly scheduled meeting.
V. VOTING PROCEDURES AND GUIDELINES
The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.
Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures
A. Routine Matters
The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.
B. Matters Requiring Case-by-Case Consideration
The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.
Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.
Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the
Effective Date: 07/10/03
Revision Date: 09/01/07

Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.
The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).
1. Within-Guidelines Votes: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation
In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.
2. Non-Votes: Votes in Which No Action is Taken
The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.
Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non - Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.
Effective Date: 07/10/03
Revision Date: 09/01/07

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.
3.	Out-of-Guidelines Votes: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted
If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.
If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Compliance Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures). Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.
If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.
4. Referrals to a Fund’s Compliance Committee
A Fund’s Compliance Committee may consider all recommendations, analysis,
Effective Date: 07/10/03
Revision Date: 09/01/07

research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.
The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).
The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.
VI. CONFLICTS OF INTEREST
In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.
VII. REPORTING AND RECORD RETENTION
Annually in August, each Fund will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.
Effective Date: 07/10/03
Revision Date: 09/01/07

EXHIBIT 1
to the
ING Funds
Proxy Voting Procedures
ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND
ING EQUITY TRUST
ING FUNDS TRUST
ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND
ING INVESTMENT FUNDS, INC.
ING INVESTORS TRUST1
ING MAYFLOWER TRUST
ING MUTUAL FUNDS
ING PARTNERS, INC.
ING PRIME RATE TRUST
ING RISK MANAGED NATURAL RESOURCES FUND
ING SENIOR INCOME FUND
ING SEPARATE PORTFOLIOS TRUST
ING VARIABLE INSURANCE TRUST
ING VARIABLE PRODUCTS TRUST
ING VP NATURAL RESOURCES TRUST

[1]	Sub-Adviser-Voted Series: ING Franklin Mutual Shares Portfolio
Effective Date: 07/10/03
Revision Date: 09/01/07

EXHIBIT 2
to the
ING Funds
Proxy Voting Procedures
ING INVESTMENTS, LLC,
ING INVESTMENT MANAGEMENT CO.
AND
DIRECTED SERVICES, LLC

PROXY VOTING PROCEDURES

I. INTRODUCTION
ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.
The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.
In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.
The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.
Unless otherwise noted, best efforts shall be used to vote proxies in all instances.
Effective Date: 07/10/03
Revision Date: 09/01/07

II. ROLES AND RESPONSIBILITIES
A. Proxy Coordinator
The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”). The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).
Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.
Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.
B. Agent
An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.
The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Compliance Committee (“Committee”).
Effective Date: 07/10/03
Revision Date: 09/01/07

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.
Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.
C. Proxy Group
The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.
A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.
Effective Date: 07/10/03
Revision Date: 09/01/07

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.
For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.
If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.
If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.
The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.
D. Investment Professionals
The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.
Effective Date: 07/10/03
Revision Date: 09/01/07

III. VOTING PROCEDURES
A.	In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.	Routine Matters
The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For”, “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.
C. Matters Requiring Case-by-Case Consideration
The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.
Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.
Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.
1.	Within-Guidelines Votes: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation
In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.
Effective Date: 07/10/03
Revision Date: 09/01/07

2.	Non-Votes: Votes in Which No Action is Taken
The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.
Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.
Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.
3.	Out-of-Guidelines Votes: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted
If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.
4.	The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.
Effective Date: 07/10/03
Revision Date: 09/01/07

IV. ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST
In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:
A.	Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.	Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate
Effective Date: 07/10/03
Revision Date: 09/01/07

the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent or the Guidelines has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.
V. REPORTING AND RECORD RETENTION
The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities. Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.
Effective Date: 07/10/03
Revision Date: 09/01/07

APPENDIX 1
to the
Advisers’ Proxy Voting Procedures
Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President — Special Projects, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Counsel, ING Americas US Legal Services

Steve Wastek, Esq.	Counsel, ING Americas US Legal Services
Effective as of May 1, 2007
Effective Date: 07/10/03
Revision Date: 09/01/07

EXHIBIT 3
to the
ING Funds
Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I. INTRODUCTION
The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).
Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.
The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.
II. GUIDELINES
The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.
General Policies
These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered CASE-BY-CASE.
Effective Date: 07/10/03
Revision Date: 09/01/07

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.
In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services, Inc.
Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.
Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.
Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.
The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.
Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.
Effective Date: 07/10/03
Revision Date: 09/01/07

1.The Board of Directors
Voting on Director Nominees in Uncontested Elections
Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.
Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.
Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.
If application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors is likely to negatively impact majority board independence, primary consideration shall be given to retention of such independent outside director nominees unless the concerns identified are of such grave nature as to merit removal of the independent directors.
Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD votes (or DO NOT VOTE AGAINST, pursuant to the applicable election standard) in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.
WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.
WITHHOLD votes from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.
Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee
Effective Date: 07/10/03
Revision Date: 09/01/07

in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.
If a nominee has not acted upon WITHHOLD votes representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis. Generally, vote FOR nominees when (1) the issue relevant to the majority WITHHOLD has been adequately addressed or cured or (2) the Funds’ Guidelines or voting record do not support the relevant issue.
WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.
DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.
DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).
In cases in which the Agent has identified a “pay for performance” disconnect, as defined by the Agent, generally DO NOT WITHHOLD support from director nominees. If the Agent has raised other considerations regarding “poor compensation practices,” consider nominees on a CASE-BY-CASE basis. However, where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD votes from nominees who did not serve on the compensation committee, or board, as applicable, during the majority of the time period relevant to the concerns cited by the Agent.
Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist regarding such fees, e.g., that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence or is excessive in connection with the level and type of services provided.
It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis. Generally:
(1)	WITHHOLD votes from the fewest directors whose removal would achieve majority independence across the remaining board.

(2)	WITHHOLD votes from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.
Effective Date: 07/10/03
Revision Date: 09/01/07

(3)	Except as provided above, vote FOR non-independent nominees in the role of CEO, and when appropriate, founder or chairman, and determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

(4)	Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

(5)	When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.
Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.
Generally, WITHHOLD support from nominees when the Agent so recommends due to assessment that they acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition.
Performance Test for Directors
Consider nominees failing the Agent’s performance test, which includes market-based and operating performance measures, on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.
Proposals Regarding Board Composition or Board Service
Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified. Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.
Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.
Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.
Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.
Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).
Effective Date: 07/10/03
Revision Date: 09/01/07

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.
Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.
Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.
Stock Ownership Requirements
Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.
Director and Officer Indemnification and Liability Protection
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:
(1)	The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)	Only if the director’s legal expenses would be covered.
2. Proxy Contests
These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.
Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.
Reimburse Proxy Solicitation Expenses
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.
Effective Date: 07/10/03
Revision Date: 09/01/07

3. Auditors
Ratifying Auditors
Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.
Auditor Independence
Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).
Audit Firm Rotation:
Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.
4. Proxy Contest Defenses
Board Structure: Staggered vs. Annual Elections
Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.
Shareholder Ability to Remove Directors
Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.
Cumulative Voting
Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.
In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.
Time-Phased Voting
Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.
Effective Date: 07/10/03
Revision Date: 09/01/07

Shareholder Ability to Call Special Meetings
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.
Shareholder Ability to Act by Written Consent
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Generally, vote FOR proposals to allow or make easier shareholder action by written consent.
Shareholder Ability to Alter the Size of the Board
Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.
Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.
5. Tender Offer Defenses
Poison Pills
Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.
Review on a CASE-BY-CASE basis management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions. Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards.
Fair Price Provisions
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.
Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
Greenmail
Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
Effective Date: 07/10/03
Revision Date: 09/01/07

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.
Pale Greenmail
Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.
Unequal Voting Rights
Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.
Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws
Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments or other key proposals.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.
Supermajority Shareholder Vote Requirement to Approve Mergers
Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.
White Squire Placements
Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.
Amendments to Corporate Documents
Unless support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), generally, vote AGAINST proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by (1) adding restrictive provisions, (2) removing provisions or moving them to portions of the charter not requiring shareholder approval or (3) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.
Generally, vote AGAINST proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified.
Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.
Effective Date: 07/10/03
Revision Date: 09/01/07

6. Miscellaneous
Confidential Voting
Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:
•	In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•	If the dissidents agree, the policy remains in place.

•	If the dissidents do not agree, the confidential voting policy is waived.
Generally, vote FOR management proposals to adopt confidential voting.
Open Access
Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management’s proxy material in order to nominate their own candidates to the board.
Majority Voting Standard
Generally, vote FOR management proposals but AGAINST shareholder proposals, unless also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated. For issuers with a history of board malfeasance or pervasive corporate governance concerns, consider such proposals on a CASE-BY-CASE basis.
Bundled Proposals
Except as otherwise provided for herein, review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals, generally voting AGAINST bundled proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact.
Shareholder Advisory Committees
Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.
Reimburse Shareholder for Expenses Incurred
Voting to reimburse expenses incurred in connection with shareholder proposals should be analyzed on a CASE-BY-CASE basis, with voting decisions determined based on the Agent’s criteria, considering whether the related proposal received the requisite support for approval and was adopted for the benefit of the company and its shareholders.
Effective Date: 07/10/03
Revision Date: 09/01/07

Other Business
In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.
Quorum Requirements
Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.
Advance Notice for Shareholder Proposals
Generally, vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer.
7. Capital Structure
Analyze on a CASE-BY-CASE basis.
Common Stock Authorization
Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis. Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.
•	Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

•	Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•	Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

•	Generally, vote AGAINST proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.
Effective Date: 07/10/03
Revision Date: 09/01/07

Dual Class Capital Structures
Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).
Generally, vote AGAINST management proposals to create or perpetuate dual class capital structures with unequal voting rights, and vote FOR shareholder proposals to eliminate them, in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote FOR management proposals and AGAINST shareholder proposals in cases in which the relevant Fund owns the class with superior voting rights. Consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).
Consider management proposals to eliminate dual class capital structures CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.
Stock Distributions: Splits and Dividends
Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
Reverse Stock Splits
Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split. In the event the split constitutes a capital increase effectively exceeding the Agent’s allowable threshold because the request does not proportionately reduce the number of shares authorized, vote FOR the split if the Agent otherwise supports management’s rationale.
Preferred Stock
Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.
Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.
Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Effective Date: 07/10/03
Revision Date: 09/01/07

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.
Shareholder Proposals Regarding Blank Check Preferred Stock
Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.
Adjustments to Par Value of Common Stock
Generally, vote FOR management proposals to reduce the par value of common stock.
Preemptive Rights
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.
Debt Restructurings
Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.
Share Repurchase Programs
Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected, non-Fund parties.
Generally, vote FOR management proposals to cancel repurchased shares.
Generally, vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation as assessed by the Agent.
Tracking Stock
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.
8. Executive and Director Compensation
Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.
•	Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

•	Generally, vote AGAINST plans if the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that
Effective Date: 07/10/03
Revision Date: 09/01/07

such concerns arising in connection with evergreen provisions shall be considered CASE-BY-CASE.

•	Generally, vote FOR plans with costs within the cap if the considerations raised by the Agent pertain solely to equity compensation burn rate or pay for performance as defined by Agent.

•	Generally, vote AGAINST plans administered by potential grant recipients.

•	Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.
Restricted Stock or Stock Option Plans
Consider proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements. Plans that do not meet the Agent’s criteria in this regard may be supported, but vote AGAINST if no disclosure is provided regarding either vesting or performance requirements.
Management Proposals Seeking Approval to Reprice Options
Review on a CASE-BY-CASE basis management proposals seeking approval to reprice, replace or exchange options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms. Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support.
Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or (3) give the board sole discretion to approve option repricing, replacement or exchange programs.
Director Compensation
Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold. DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.
Employee Stock Purchase Plans
Votes on employee stock purchase plans, and capital issuances in support of such plans, should be made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed CASE-BY-CASE.
Effective Date: 07/10/03
Revision Date: 09/01/07

OBRA-Related Compensation Proposals:
      Amendments that Place a Cap on Annual Grants or Amend Administrative Features
Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.
      Amendments to Add Performance-Based Goals
Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.
      Amendments to Increase Shares and Retain Tax Deductions Under OBRA
Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.
      Approval of Cash or Cash-and-Stock Bonus Plans
Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.
Shareholder Proposals Regarding Executive and Director Pay
Regarding the remuneration of individuals other than senior executives and directors, generally, vote AGAINST shareholder proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice. Vote AGAINST shareholder proposals that seek disclosure of executive or director compensation if providing it would be out of step with market practice and potentially disruptive to the business.
Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes.
Golden and Tin Parachutes
Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such “parachutes” specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.
Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.
Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.
Effective Date: 07/10/03
Revision Date: 09/01/07

Employee Stock Ownership Plans (ESOPs)
Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).
401(k) Employee Benefit Plans
Generally, vote FOR proposals to implement a 401(k) savings plan for employees.
Expensing of Stock Options
Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.
Holding Periods
Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.
9. State of Incorporation
Voting on State Takeover Statutes
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).
Voting on Reincorporation Proposals
Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis, generally supporting management proposals not assessed by the Agent as a potential takeover defense. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.
10. Mergers and Corporate Restructurings
Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.
Generally, vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is accordingly recommended by the Agent or an Investment Professional.
Effective Date: 07/10/03
Revision Date: 09/01/07

Mergers and Acquisitions
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.
Corporate Restructuring
Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.
Adjournment
Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.
Appraisal Rights
Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.
Changing Corporate Name
Generally, vote FOR changing the corporate name.
11. Mutual Fund Proxies
Election of Directors
Vote the election of directors on a CASE-BY-CASE basis.
Converting Closed-end Fund to Open-end Fund
Vote conversion proposals on a CASE-BY-CASE basis.
Proxy Contests
Vote proxy contests on a CASE-BY-CASE basis.
Investment Advisory Agreements
Vote the investment advisory agreements on a CASE-BY-CASE basis.
Approving New Classes or Series of Shares
Generally, vote FOR the establishment of new classes or series of shares.
Preferred Stock Proposals
Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.
1940 Act Policies
Vote these proposals on a CASE-BY-CASE basis.
Changing a Fundamental Restriction to a Nonfundamental Restriction
Vote these proposals on a CASE-BY-CASE basis.
Effective Date: 07/10/03
Revision Date: 09/01/07

Change Fundamental Investment Objective to Nonfundamental
Generally, vote AGAINST proposals to change a fund’s fundamental investment objective to nonfundamental.
Name Rule Proposals
Vote these proposals on a CASE-BY-CASE basis.
Disposition of Assets/Termination/Liquidation
Vote these proposals on a CASE-BY-CASE basis.
Changes to the Charter Document
Vote changes to the charter document on a CASE-BY-CASE basis.
Changing the Domicile of a Fund
Vote reincorporations on a CASE-BY-CASE basis.
Change in Fund’s Subclassification
Vote these proposals on a CASE-BY-CASE basis.
Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval
Generally, vote FOR these proposals.
Distribution Agreements
Vote these proposals on a CASE-BY-CASE basis.
Master-Feeder Structure
Generally, vote FOR the establishment of a master-feeder structure.
Mergers
Vote merger proposals on a CASE-BY-CASE basis.
Establish Director Ownership Requirement
Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.
Reimburse Shareholder for Expenses Incurred
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.
Terminate the Investment Advisor
Vote to terminate the investment advisor on a CASE-BY-CASE basis.
Effective Date: 07/10/03
Revision Date: 09/01/07

12. Social and Environmental Issues
These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.
Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.
13. Global Proxies
The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.
Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate. For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.
In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.
Effective Date: 07/10/03
Revision Date: 09/01/07

Routine Management Proposals
Generally, vote FOR the following and other similar routine management proposals:
•	the opening of the shareholder meeting

•	that the meeting has been convened under local regulatory requirements

•	the presence of quorum

•	the agenda for the shareholder meeting

•	the election of the chair of the meeting

•	the appointment of shareholders to co-sign the minutes of the meeting

•	regulatory filings (e.g., to effect approved share issuances)

•	the designation of inspector or shareholder representative(s) of minutes of meeting

•	the designation of two shareholders to approve and sign minutes of meeting

•	the allowance of questions

•	the publication of minutes

•	the closing of the shareholder meeting
Discharge of Management/Supervisory Board Members
Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends AGAINST due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled.
Director Elections
Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.
Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure. These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis.
For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.
For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate. If the slate is bundled and audit committee membership is unclear, vote FOR if the Agent otherwise recommends support.
Effective Date: 07/10/03
Revision Date: 09/01/07

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.
DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.
In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.
Generally follow Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.
For issuers in Canada and tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent. For issuers in other global markets, generally follow Agent’s standards for withholding support from bundled slates or non-independent directors excluding the CEO, as applicable, if the board is non-majority independent or the board’s independence cannot be ascertained due to inadequate disclosure.
Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:
•	bundled slates of nominees (e.g., Hong Kong or France);

•	simultaneous reappointment of retiring directors (e.g., South Africa);

•	in markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•	nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa).
Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent dictate that less latitude should be extended to the issuer.
In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.
Effective Date: 07/10/03
Revision Date: 09/01/07

Consider nominees for whom the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis. Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees when:
•	the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered;

•	culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and

•	the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.
For markets such as the tax havens, Canada, Australia, South Africa and Malaysia (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.
Consider self-nominated director candidates on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates.
Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.
For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.
Board Structure
Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations. Proposed article amendments in this regard shall be considered on a CASE-BY- CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.
Director and Officer Indemnification and Liability Protection
Generally, vote in accordance with the Agent’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.
Independent Statutory Auditors
With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the
Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.
Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.
Effective Date: 07/10/03
Revision Date: 09/01/07

Key Committees
Generally, vote AGAINST proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s).
Director Remuneration
Consider director compensation plans on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.
Retirement Bonuses
With respect to Japanese companies, generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served. If the Agent raises scandal or internal control considerations, generally vote AGAINST bonus proposals only for nominees whom a Fund is also voting AGAINST for that reason, unless bundled with bonuses for a majority of retirees a Fund is voting FOR.
Stock Option Plans for Independent Internal Statutory Auditors
With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.
Compensation Plans
Unless otherwise provided for herein, votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market.
Amendment Procedures for Equity Compensation Plans and ESPPs
For Toronto (Canada) Stock Exchange issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.
Shares Reserved for Equity Compensation Plans
Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.
Effective Date: 07/10/03
Revision Date: 09/01/07

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals that:
•	exceed Agent’s recommended dilution limits, including cases in which the Agent suggests dilution assessment is precluded by inadequate disclosure;

•	provide deep or near-term discounts to executives or directors, unless discounts to executives are deemed by the Agent to be adequately mitigated by other requirements such as long-term vesting (e.g., Japan);

•	are administered by potential grant recipients;

•	permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•	for matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, purchase price and performance criteria;

•	provide for vesting upon change in control if deemed by the Agent to evidence a conflict of interest or anti-takeover device;

•	provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•	allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•	provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.
Generally, vote FOR such plans/awards or the related issuance of shares that (1) do not suffer from the defects noted above or (2) otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, discretionary bonuses or vesting upon change in control (other than addressed above), provided the company has provided a reasonable rationale in support of the relevant plan/award, practice or participation.
Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.
Remuneration Reports
Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting:
(1)	practices or features not supported under these Guidelines, including financial assistance under the conditions described above;
Effective Date: 07/10/03
Revision Date: 09/01/07

(2)	retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)	equity award valuation triggering a negative recommendation from the Agent; or

(4)	provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).
Reports receiving the Agent’s support and not triggering the concerns cited above will generally be voted FOR. Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, factoring in the merits of the rationale and disclosure provided. Reports with unsupported features may be voted FOR in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).
Shareholder Proposals Regarding Executive and Director Pay
The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.
General Share Issuances
Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to vote FOR general issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital, general issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital, and requests to reissue repurchased shares if the related general issuance request is also supported.
Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.
Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), or to grant rights to acquire shares, in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval.
Increases in Authorized Capital
Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows:
•	Generally, vote FOR nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•	Vote FOR specific proposals to increase authorized capital, unless:
•	the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or
Effective Date: 07/10/03
Revision Date: 09/01/07

•	the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
•	Vote AGAINST proposals to adopt unlimited capital authorizations.

•	The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.
Preferred Stock
Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:
•	Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•	Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•	Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.
Poison Pills/Protective Preference Shares
Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., issuances, transfers or repurchases) that do not meet the Agent’s standards. Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee. Generally DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised by the Agent.
Approval of Financial Statements and Director and Auditor Reports
Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors. However, generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.
Remuneration of Auditors
Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.
Indemnification of Auditors
Generally, vote AGAINST proposals to indemnify auditors.
Effective Date: 07/10/03
Revision Date: 09/01/07

Ratification of Auditors and Approval of Auditors’ Fees
Generally, follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, which indicate a vote FOR such proposals for companies in the MSCI EAFE index, provided the level of audit fee disclosure meets the Agent’s standards. In other cases, generally vote FOR such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence.
Allocation of Income and Dividends
Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends.
Stock (Scrip) Dividend Alternatives
Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Debt Instruments
Generally, vote AGAINST proposals authorizing excessive discretion, as assessed by the Agent, to a board to issue or set terms for debt instruments (e.g., commercial paper).
Debt Issuance Requests
When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.
Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests.
Financing Plans
Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.
Related Party Transactions
Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms.
Effective Date: 07/10/03
Revision Date: 09/01/07

Approval of Donations
Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided.
Capitalization of Reserves
Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.
Article Amendments
Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.
Generally, vote FOR an article amendment if:
•	it is editorial in nature;

•	shareholder rights are protected;

•	there is negligible or positive impact on shareholder value;

•	management provides adequate reasons for the amendments or the Agent otherwise supports management’s position;

•	it seeks to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type; or

•	the company is required to do so by law (if applicable).
Generally, vote AGAINST an article amendment if:
•	it removes or lowers quorum requirements for board or shareholder meetings below levels recommended by the Agent;

•	it reduces relevant disclosure to shareholders;

•	it seeks to align the articles with provisions of another proposal not supported by these Guidelines;

•	it is not supported under these Guidelines, is presented within a bundled proposal, and the Agent deems the negative impact, on balance, to outweigh any positive impact; or

•	it imposes a negative impact on existing shareholder rights, including rights of the Funds, to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights.
With respect to article amendments for Japanese companies:
•	Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•	Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•	If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to
Effective Date: 07/10/03
Revision Date: 09/01/07

vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.
•	Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.
Other Business
In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.
Effective Date: 07/10/03
Revision Date: 09/01/07

PART C:
OTHER INFORMATION
ING FUNDS TRUST

ITEM 23.		EXHIBITS

(a)	(1)	Trust Instrument dated July 30, 1998 – previously filed as an Exhibit to the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on October 28, 1998 and incorporated herein by reference.
(2)	Amendment dated February 22, 2001 to the Trust Instrument – previously filed as an Exhibit to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A filed on March 1, 2001 and incorporated herein by reference.

(3)	Certificate of Amendment dated February 27, 2001 to the Trust Instrument – previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed on June 15, 2001 and incorporated herein by reference.

(4)	Certificate of Amendment dated May 9, 2001 to the Trust Instrument – previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(5)	Amendment No. 1 dated November 2, 2001 to the Trust Instrument – previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2002 and incorporated herein by reference.

(6)	Amendment No. 2 to the Trust Instrument – previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2002 and incorporated herein by reference.

(7)	Amendment No. 3 to the Trust Instrument – previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2002 and incorporated herein by reference.

(8)	Certificate of Amendment dated February 15, 2002 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(9)	Amendment No. 4, dated March 1, 2002, to the Trust Instrument — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s

Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(10)	Amendment No. 5, dated September 23, 2002, to the Trust Instrument — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(11)	Amendment No. 6, dated September 23, 2002, to the Trust Instrument — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(12)	Amendment No. 7, dated November 22, 2002, to the Trust Instrument — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(13)	Amendment No. 8, dated June 2, 2003, to the Trust Instrument — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(14)	Amendment No. 9, effective August 25, 2003, to the Trust Instrument – previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(15)	Amendment No. 10, effective August 25, 2003, to the Trust Instrument –previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(16)	Amendment No. 11, effective April 23, 2004, to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on May 25, 2004 and incorporated herein by reference.

(17)	Amendment No. 12, effective March 24, 2004, to the Trust Instrument (Class O shares of ING Intermediate Bond) — previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on May 25, 2004 and incorporated herein by reference.

(18)	Plan of Liquidation and Dissolution of Series to the Trust Instrument (ING Strategic Bond Fund) — previously filed as an Exhibit to Post-Effective

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Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on May 25, 2004 and incorporated herein by reference.

(19)	Amendment No. 13, effective September 2, 2004, to the Trust instrument (ING High Yield Opportunity Fund) – previously filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on May 13, 2005 and incorporated herein by reference.

(20)	Amendment No. 14, effective October 28, 2004, (ING High Yield Opportunity Fund) Abolition of Series of Shares of Beneficial Interest – previously filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement Form N-1A filed on May 13, 2005 and incorporated herein by reference.

(21)	Amendment No. 15, effective March 15, 2005, (ING Lexington Money Market Trust) Abolition of Series of Shares of Beneficial Interest – previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed on July 21, 2005 and incorporated herein by reference.

(22)	Amendment No. 16, effective July 29, 2005 (ING Institutional Prime Money Market Fund) Establishment of New Series – previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed on July 21, 2005 and incorporated herein by reference.

(23)	Amendment No. 17 effective January 3, 2007 (Conversion of Series, Shares, and Classes, and the Abolition of a Class of Shares) – previously filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on May 30, 2007 and incorporated herein by reference.
(b)	Bylaws – previously filed as an Exhibit to the Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on October 28, 1998 and incorporated herein by reference.

(c)	The rights of holders of the securities being registered are set out in Articles II, VII, IX, and X of the Declaration of Trust referenced in Exhibit (a) above and in Articles IV, VI, and XIII of the Bylaws referenced in Exhibit (b) above.

(d)	(1)	Amended and Restated Investment Management Agreement dated July 29, 2005 between Registrant and ING Investment, LLC with respect to ING Classic Money Market Fund, ING High Yield Bond Fund, ING Intermediate Bond Fund, ING National Tax-Exempt Bond Fund and ING Institutional Prime Money Market Fund – previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed on July 21, 2005 and incorporated herein by reference.

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(i)	Amended and Restated Schedule A with respect to the Amended and Restated Investment Management Agreement – previously filed as an Exhibit to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2006 and incorporated herein by reference.

(ii)	Amendment, effective December 15, 2006, to the Amended and Restated Management Agreement dated July 29, 2005 between Registrant and ING Investment, LLC, effective December 15, 2006 – previously filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on May 30, 2007 and incorporated herein by reference.
(2)	Investment Management Agreement dated September 23, 2002 between Registrant and ING Investments, LLC (successor to Pilgrim Investments, LLC) with respect to ING GNMA Income Fund — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.
(i)	First Amendment, effective September 2, 2004, to the Investment Management Agreement – previously filed as an Exhibit to Post-effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on May 13, 2005 and incorporated herein by reference.

(ii)	Amended Schedule A dated January 20, 2006 with respect to the Investment Management Agreement – previously filed as an Exhibit to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2006 and incorporated herein by reference.

(iii)	Second Amendment, effective December 15, 2006 to the Investment Management Agreement dated September 23, 2002 between Registrant and ING Investments, LLC – previously filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on May 30, 2007 and incorporated herein by reference.
(3)	Amended and Restated Expense Limitation Agreement, amended and restated on February 1, 2005, between Registrant and ING Investment, LLC – previously filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on May 13, 2005 and incorporated herein by reference.
(i)	Amended Schedule A to the Amended and Restated Expense Limitation Agreement – previously filed as an Exhibit to the Post-Effective

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Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2006 and incoroporated herein by reference.
(4)	Sub-Advisory Agreement, dated August 1, 2003, between ING Investments, LLC and Aeltus Investment Management, Inc. — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.
(i)	First Amendment, effective September 1, 2003, to Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on May 25, 2004 and incorporated herein by reference.

(ii)	Amended Schedule A with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management, Co.. dated January 20, 2006 – previously filed as an Exhibit to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2006 and incorporated herein by reference.

(iii)	Second Amendment to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management, Co. effective December 16, 2006- previously filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on May 30, 2007 and incorporated herein by reference.
(e) (1)	Underwriting Agreement, dated September 23, 2002, between Registrant and ING Funds Distributor, Inc. — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.
(i)	Substitution Agreement, made October 8, 2002, between Registrant and ING Funds Distributor, Inc. — previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on May 25, 2004 and incorporated herein by reference.

(ii)	Amended Schedule A dated July 29, 2005 to the Underwriting Agreement – previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed on July 21, 2005 and incorporated herein by reference.
(f)	Not Applicable.

(g) (1)	Custody Agreement, dated January 6, 2003, between Registrant and The Bank of New York — previously filed as an Exhibit to Post-Effective Amendment No. 24 to

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the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.
(i)	Amended Exhibit A, dated May 11, 2007 to the Custody Agreement between Registrant and The Bank of New York – previously filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on July 30, 2007and incorporated herein by reference.
(2)	Foreign Custody Manager Agreement, dated January 6, 2003, between Registrant and The Bank of New York — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.
(i)	Amended Schedule 1 dated January 13, 2003 — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(ii)	Amended Schedule 1 dated March 13, 2003 — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(iii)	Amended Schedule 1 dated April 7, 2003 — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(iv)	Amended Schedule 1 dated May 1, 2003 — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(v)	Amended Schedule 2 dated June 6, 2003 — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(vi)	Amended Exhibit A, dated May 11, 2007 to the Foreign Custody Manager Agreement between Registrant and the Bank of New York– previously filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on July 30, 2007 and incorporated herein by reference.

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(3)	Master Repurchase Agreement dated April 7, 2003 between Registrant and Goldman Sachs & Co. — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(4)	Fund Accounting Agreement, dated January 6, 2003, between Registrant and The Bank of New York — previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on May 25, 2004 and incorporated herein by reference.
(i)	Amended Exhibit A, dated May 11, 2007, to the Fund Accounting Agreement between Registrant and the Bank of New York – previously filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on July 30, 2007 and incorporated herein by reference.
(5)	Securities Lending Agreement and Guaranty, dated as of August 7, 2003, between Registrant and The Bank of New York — previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on May 25, 2004 and incorporated herein by reference.
(i)	Amended Exhibit A, dated May 11, 2007, with respect to the Securities Lending Agreement and Guaranty between Registrant and the Bank of New York – previously filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on July 30, 2007 and incorporated herein by reference.
(6)	The Bank of New York Cash Reserve Agreement dated March 31, 2003, between Registrant and the Bank of New York — previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on May 25, 2004 and incorporated herein by reference.
(i)	Amended Exhibit A, dated May 11, 2007, 2007, with respect to The Bank of New York Cash Reserve Agreement between Registrant and the Bank of New York – previously filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on July 30, 2007 and incorporated herein by reference.
(h) (1)	Administration Agreement dated September 23, 2002 between Registrant and ING Funds Services, LLC – previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.
(i)	Amended Schedule A, dated July 29, 2005 to the Administration Agreement — previously filed as an Exhibit to Post-Effective Amendment

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No. 33 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2006 and incorporated herein by reference.
(2)	Agency Agreement, dated November 30, 2000, between Registrant and DST Systems, Inc. — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.
(i)	Amended and Restated Exhibit A, dated May 11, 2007, with respect to the Agency Agreement between Registrant and DST Systems, Inc. – previously filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on July 30, 2007 and incorporated herein by reference.

(ii)	Exhibit B — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(iii)	Exhibit B.1 — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(iv)	Exhibit B.2 — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(v)	Exhibit C — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(vi)	Exhibit D dated November 30, 2000 — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.
(3)	Amended and Restated Shareholder Service Agreement dated July 29, 1999, As Amended and Restated July 11, 2002 — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.
(i)	Fee Schedule dated July 30, 2002 — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

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(i) (1)	Opinion and Consent of Counsel – previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.
(2)	Opinion and Consent of Counsel regarding the legality of shares being registered (ING Institutional Prime Money Market Fund) – previously filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2005 and incorporated herein by reference.
(j) (1)	Consent of Dechert LLP – to be filed by subsequent Post-Effective Amendment.
(2)	Consent of KPMG LLP – to be filed by subsequent Post-Effective Amendment.
(k) Not applicable.

(l) Not applicable.

(m) (1)	Second Amended and Restated Distribution Plan, dated January 20, 2006, for Class A shares – – to be filed by subsequent Post-Effective Amendment..
(2)	Service and Distribution Plan for Class A shares dated August 20, 2002 with respect to ING GNMA Income Fund — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(3)	Letter Agreement dated September 23, 2002 — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.
(i)	Amended Letter Agreement, dated January 20, 2006, with respect to the Distribution Plan for Class A Shares – previously filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on July 30, 2007 and incorporated herein by reference.
(4)	Amended and Restated Distribution Plan, dated May 9, 2001, for Class B shares — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.
(i)	Amended and Restated Schedule A, dated August 25, 2004, for Class B shares – previously filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on July 30, 2007 and incorporated herein by reference.

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(5)	Service and Distribution Plan for Class B shares with respect to ING GNMA Income Fund dated August 20, 2002 — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(6)	Amended and Restated Distribution Plan for Class C shares dated August 20, 2002 — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(7)	Service and Distribution Plan for Class C shares with respect to ING GNMA Income Fund dated August 20, 2002 — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(8)	Shareholder Service Plan for Class Q shares with respect to ING GNMA Fund dated August 20, 2002 — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(9)	Amended and Restated Shareholder Servicing Plan for Class A, Class B, and Class C with respect to ING High Yield Bond, ING Intermediate Bond, ING National Tax-Exempt Bond, and ING Classic Money Market Funds dated August 20, 2002 — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

(10)	Shareholder Service and Distribution Plan for Class R shares with respect to ING Intermediate Bond Fund, dated May 29, 2003 – previously filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on July 30, 2007 and incorporated herein by reference.
(n) (1)	Second Amended and Restated Multiple Class Plan pursuant to 18f-3 last approved June 2, 2007 – previously filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on July 30, 2007 and incorporated herein by reference.

(o) Not applicable.

(p) (1)	Code of Ethics of Aeltus Investment Management Inc. — previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 and incorporated herein by reference.

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(2)	ING Funds and Advisers (“ING Investments, LLC”) Code of Ethics, effective June 1, 2004, amended on January 3, 2006 – filed as an exhibit to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2006 and incorporated herein by reference.
ITEM 25. INDEMNIFICATION.
Article X of the Registrant’s Declaration of Trust provides the following:
Section 10.1 Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence of reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.
Section 10.2 Indemnification.
(a)	Subject to the exceptions and limitations contained in Section (b) below:
(i)	every Person who is, or has been a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)	the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
(b)	No indemnification shall be provided hereunder to a Covered Person:
(i)	who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)	in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross

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negligence or reckless disregard of the duties involved in the conduct of his office,
(A)	by the court or other body approving the settlement;

(B)	by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.
(c)	The rights of indemnification therein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)	Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

Article IX of the Registrant’s By-Laws provides the following:

The Trust may purchase and maintain insurance on behalf of any Covered Person or employee of the Trust, including any Covered Person or employee of the Trust who is or was serving at the request of the Trust as a Trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Trustees would have the power to indemnify him against such liability.

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The Trust may not acquire or obtain a contract for insurance that protects or purports to protect any Trustee or officer of the Trust against any liability to the Trust or its Shareholder to which he would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Reference is made to Article IX of Registrants By-Law and paragraph 1.11 of the Distribution Agreement.

The Registrant is covered under an insurance policy, insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

Section 12 of the Management Agreement between Registrant and Manager, Section 8 of the Sub-Advisory Agreement and Section 20 of the Distribution Agreement between the Registrant and Distributor limit the liability of Manager, the Sub-Advisor and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Management Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”) so long as the interpretations of Section 17 (h) and 17(i) of such Act remain in effect and are consistently applied.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officers or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

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Section 7 of Registrant’s Administration Agreement provides for the indemnification of Registrant’s Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.
ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.
Information as to the directors and officers of the Investment Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Investment Manager in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended and is incorporated herein by reference thereto.
Information as to the directors and officers of the sub-adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the sub-adviser in the last two years, are included in their application for registration as investment advisers on Forms ADV for ING Investment Management Co. (File No. 801-55232).
ITEM 27. PRINCIPAL UNDERWRITERS.
(a)	ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Mayflower Trust; ING Senior Income Fund; ING Separate Portfolios Trust; ING Series Fund, Inc.; ING Variable Products Trust; ING Variable Insurance Trust; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Growth and Income Portfolio; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc., ING Partners, Inc. and ING GET Fund.

(b)	Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the U.S. Securities and Exchange Act of 1934, as amended and is incorporated herein by reference thereto.

(c)	Not applicable.
ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (“1940 Act”), and the rules promulgated thereunder are maintained at the offices of (a) the Registrant; (b) ING

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Investments, LLC; (c) the Administrator; (d) ING Funds Distributor, Inc.; (e) the Sub-Adviser; (f) the Custodian; and (g) the Transfer Agent. The address of each is as follows:
(a)	ING Funds Trust 7337 East Doubletree Ranch Road Scottsdale, AZ 85258-2034

(b)	ING Investments, LLC 7337 East Doubletree Ranch Road Scottsdale, AZ 85258-2034

(c)	ING Funds Services, LLC 7337 East Doubletree Ranch Road Scottsdale, AZ 85258-2034

(d)	ING Funds Distributor, LLC 7337 East Doubletree Ranch Road Scottsdale, AZ 85258-2034

(e)	ING Investment Management Co. 230 Park Avenue New York, NY 10169

(f)	The Bank of New York Mellon Corporation One Wall Street New York, New York 10286

(g)	DST Systems, Inc. P.O. Box 219368 Kansas City, MO 64121-9368
ITEM 29. MANAGEMENT SERVICES.
Not applicable.
ITEM 30. UNDERTAKINGS
Not applicable.

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SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 5th day of October.

ING FUNDS TRUST
By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr. Secretary

Signature	Title	Date

	President and Chief Executive Officer	October 5, 2007
Shaun P Mathews*

	Senior Vice President Chief/Principal Financial Officer and Assistant Secretary	October 5, 2007
Todd Modic*

	Trustee	October 5, 2007
John V. Boyer*

	Trustee	October 5, 2007
Patricia W. Chadwick*

	Trustee	October 5, 2007
J. Michael Earley*

	Trustee	October 5, 2007
Patrick W. Kenny *

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Signature	Title	Date

	Trustee	October 5, 2007
Sheryl K. Pressler*

	Trustee	October 5, 2007
David W.C. Putnam*

	Trustee and Chairman	October 5, 2007
Roger B. Vincent*

*By:	/s/ Huey P. Falgout, Jr. Huey P. Falgout, Jr. Attorney-in-Fact**

**	Powers of Attorney for Shawn P. Mathews, Todd Modic and each Trustee were filed as an attachment to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on May 30, 2007 and incorporated herein by reference.

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ING Funds Trust
Exhibits

Exhibit Number	Exhibit Description
None

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